ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE EQUITY INCOME PORTFOLIO
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 95.2%
CONSUMER DISCRETIONARY 13.8%
Automobiles 0.2%
Ford Motor	445,800	3,549
		3,549
Distributors 0.6%
Genuine Parts	275,550	12,077
		12,077
Hotels, Restaurants & Leisure 0.3%
McDonald's	182,000	6,254
		6,254
Household Durables 2.2%
Fortune Brands	145,600	11,740
Newell Rubbermaid	693,000	17,456
Sony (JPY)	280,800	13,025
		42,221
Leisure Equipment & Products 1.7%
Eastman Kodak	529,300	15,053
Mattel	952,600	17,271
		32,324
Media 7.9%
Cablevision Systems, Class A (1)	170,300	4,547
CBS, Class B	499,000	11,966
Comcast, Class A (1)	536,963	14,047
Disney	600,000	16,734
Dow Jones	386,000	15,170
EchoStar Communications, Class A (1)	216,700	6,473
Knight-Ridder	160,300	10,133
New York Times, Class A	716,600	18,137
Time Warner	1,360,900	22,849
Tribune	638,100	17,503
Viacom, Class B (1)	350,900	13,615
		151,174
Specialty Retail 0.9%
Home Depot	239,800	10,144
RadioShack	320,200	6,157
		16,301
Total Consumer Discretionary		263,900
CONSUMER STAPLES 9.2%
Beverages 2.3%
Anheuser-Busch	527,000	22,540
Coca-Cola	512,000	21,437
		43,977
Food & Staples Retailing 1.4%
Sysco	159,000	5,096
Wal-Mart	470,100	22,208
		27,304
Food Products 2.3%
Campbell Soup	445,300	14,428
General Mills	319,600	16,197
Heinz	154,300	5,851
McCormick	238,500	8,076
		44,552
Household Products 1.9%
Colgate-Palmolive	423,900	24,205
Kimberly-Clark	193,500	11,184
		35,389
Personal Products 0.8%
Avon	499,000	15,554
		15,554
Tobacco 0.5%
UST	202,000	8,403
		8,403
Total Consumer Staples		175,179
ENERGY 9.0%
Energy Equipment & Services 0.7%
Schlumberger	113,100	14,315
		14,315
Oil, Gas & Consumable Fuels 8.3%
Amerada Hess	152,100	21,659
Anadarko Petroleum	154,200	15,576
BP ADR	249,496	17,200
Chevron	568,252	32,942
ExxonMobil	562,522	34,235
Murphy Oil	181,800	9,057
Royal Dutch Shell ADR	433,200	26,971
		157,640
Total Energy		171,955
FINANCIALS 18.2%
Capital Markets 4.9%
Charles Schwab	1,183,700	20,372
Mellon Financial	569,000	20,256
Morgan Stanley	437,700	27,496
Northern Trust	113,300	5,948
State Street	315,400	19,060
		93,132
Commercial Banks 4.2%
Bank of America	324,540	14,779
Bank of Ireland (EUR)	432,300	8,028
Fifth Third Bancorp	550,600	21,672
Mercantile Bankshares	176,625	6,791
National City	215,500	7,521
SunTrust	196,300	14,283
Wells Fargo	114,460	7,311
		80,385
Diversified Financial Services 2.8%
Citigroup	201,364	9,510
JPMorgan Chase	1,084,641	45,165
		54,675
Insurance 5.4%
American International Group	273,300	18,062
Chubb	98,500	9,401
Lincoln National	302,747	16,527
Marsh & McLennan	1,007,400	29,577
SAFECO	26,200	1,316
St. Paul Travelers Companies	367,646	15,364
UnumProvident	617,600	12,648
		102,895
Real Estate 0.4%
Simon Property Group, REIT	86,736	7,298
		7,298
Thrifts & Mortgage Finance 0.5%
Fannie Mae	177,000	9,098
		9,098
Total Financials		347,483
HEALTH CARE 8.9%
Biotechnology 0.6%
MedImmune (1)	303,200	11,091
		11,091
Health Care Equipment & Supplies 1.0%
Baxter International	279,900	10,863
Boston Scientific (1)	355,900	8,203
		19,066
Pharmaceuticals 7.3%
Abbott Laboratories	329,100	13,977
Bristol Myers Squibb	530,700	13,061
Eli Lilly	188,200	10,407
Johnson & Johnson	334,000	19,780
Merck	772,900	27,229
Pfizer	886,500	22,092
Schering-Plough	535,300	10,165
Wyeth	453,900	22,023
		138,734
Total Health Care		168,891
INDUSTRIALS & BUSINESS SERVICES 13.1%
Aerospace & Defense 3.2%
Honeywell International	629,500	26,924
Lockheed Martin	219,900	16,521
Raytheon	371,600	17,034
		60,479
Commercial Services & Supplies 1.9%
Avery Dennison	267,800	15,661
Cendant	208,900	3,624
Waste Management	473,872	16,728
		36,013
Electrical Equipment 0.8%
Cooper Industries, Class A	175,467	15,248
		15,248
Industrial Conglomerates 3.3%
GE	1,563,600	54,382
Tyco International	292,200	7,854
		62,236
Machinery 1.8%
Deere	181,400	14,340
Eaton	105,700	7,713
Pall	397,600	12,401
		34,454
Road & Rail 2.1%
Norfolk Southern	226,400	12,241
Union Pacific	308,500	28,799
		41,040
Total Industrials & Business Services		249,470
INFORMATION TECHNOLOGY 7.6%
Communications Equipment 2.6%
Cisco Systems (1)	694,900	15,058
Lucent Technologies (1)	1,987,400	6,062
Motorola	561,000	12,852
Nokia ADR	774,600	16,050
		50,022
Computers & Peripherals 2.1%
Hewlett-Packard	513,636	16,899
IBM	289,400	23,867
		40,766
Semiconductor & Semiconductor Equipment 1.6%
Analog Devices	336,000	12,865
Intel	430,600	8,332
Texas Instruments	283,200	9,196
		30,393
Software 1.3%
Microsoft	907,300	24,688
		24,688
Total Information Technology		145,869
MATERIALS 5.5%
Chemicals 2.1%
Chemtura	280,477	3,304
DuPont	454,600	19,189
Hercules (1)	299,700	4,136
International Flavors & Fragrances	382,000	13,110
		39,739
Construction Materials 0.7%
Vulcan Materials	155,000	13,430
		13,430
Metals & Mining 0.6%
Alcoa	387,100	11,830
		11,830
Paper & Forest Products 2.1%
International Paper	898,153	31,049
MeadWestvaco	316,800	8,652
		39,701
Total Materials		104,700
TELECOMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 3.8%
AT&T	1,088,436	29,431
Qwest Communications International (1)	2,796,800	19,018
Telus (CAD)	64,800	2,545
Telus (Non-voting shares)	115,000	4,451
Verizon Communications	512,042	17,440
		72,885
Wireless Telecommunication Services 2.1%
Alltel	284,700	18,434
Sprint Nextel	801,500	20,711
		39,145
Total Telecommunication Services		112,030
UTILITIES 4.0%
Electric Utilities 1.5%
FirstEnergy	213,720	10,451
Pinnacle West Capital	131,100	5,126
Progress Energy	305,800	13,449
		29,026
Independent Power Producers & Energy Traders 1.0%
Duke Energy	638,000	18,598
		18,598
Multi-Utilities 1.5%
NiSource	791,100	15,996
Teco Energy	201,700	3,251
Xcel Energy	565,300	10,260
		29,507
Total Utilities		77,131

Total Common Stocks (Cost $1,539,104)		1,816,608

CONVERTIBLE PREFERRED STOCKS 0.1%
FINANCIALS 0.1%
Insurance 0.1%
UnumProvident	57,300	1,842
Total Convertible Preferred Stocks (Cost $1,433)		1,842
CONVERTIBLE BONDS 0.3%

Lucent Technologies, 8.00%, 8/1/31 (Tender 8/2/07)		5,035,000	5,136
Total Convertible Bonds (Cost $5,444)			5,136

SHORT-TERM INVESTMENTS 4.6%

Money Market Funds 4.6%
T. Rowe Price Reserve Investment Fund, 4.71% (2)(3)		88,093,794	88,094
Total Short-Term Investments (Cost $88,094)			88,094

Total Investments in Securities
100.2% of Net Assets (Cost $1,634,075)			$1,911,680
†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME PORTFOLIO
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $1,634,075,000. Net unrealized gain aggregated $277,605,000 at period-end, of which $341,149,000 related to appreciated investments and $63,544,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $888,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $88,094,000 and $80,786,000, respectively.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 98.8%
CONSUMER DISCRETIONARY 17.5%
Automobiles 0.3%
Harley-Davidson	5,000	259
		259
Hotels, Restaurants & Leisure 1.6%
Outback Steakhouse	11,200	493
PF Chang's China Bistro (1)	12,700	626
Starbucks (1)	12,300	463
		1,582
Household Durables 1.2%
Harman International	10,500	1,167
		1,167
Internet & Catalog Retail 0.9%
Expedia (1)	46,200	936
		936
Leisure Equipment & Products 1.1%
Brunswick	27,100	1,053
		1,053
Media 5.0%
Getty Images (1)	16,800	1,258
Liberty Media, Class A (1)	111,400	914
Regal Entertainment Group, Class A	32,800	617
Scripps, Class A	26,700	1,194
Viacom, Class B (1)	15,300	594
XM Satellite Radio Holdings, Class A (1)	12,900	287
		4,864
Multiline Retail 1.0%
Kohl's (1)	18,900	1,002
		1,002
Specialty Retail 6.2%
Home Depot	48,500	2,052
Michaels Stores	14,900	560
PETsMART	56,200	1,582
Staples	31,050	792
TJX	43,000	1,067
		6,053
Textiles, Apparel, & Luxury Goods 0.2%
Under Armour (1)	6,500	211
		211
Total Consumer Discretionary		17,127
CONSUMER STAPLES 3.0%
Food & Staples Retailing 3.0%
Sysco	59,350	1,902
Wal-Mart	22,100	1,044
Total Consumer Staples		2,946
ENERGY 5.0%
Energy Equipment & Services 4.1%
Cooper Cameron (1)	18,300	806
Diamond Offshore Drilling	8,850	792
Smith International	61,800	2,408
		4,006
Oil, Gas & Consumable Fuels 0.9%
Murphy Oil	17,200	857
		857
Total Energy		4,863
FINANCIALS 7.3%
Capital Markets 3.4%
E*TRADE Financial (1)	22,100	596
Franklin Resources	6,700	632
Goldman Sachs	3,820	600
Legg Mason	4,110	515
Morgan Stanley	15,000	942
		3,285
Diversified Financial Services 0.9%
Citigroup	18,000	850
		850
Insurance 3.0%
AFLAC	17,500	790
Genworth Financial, Class A	13,800	461
Hartford Financial Services	8,700	701
Progressive Corporation	4,320	450
Willis Group Holdings	17,000	583
		2,985

Total Financials		7,120

HEALTH CARE 17.8%

Biotechnology 4.5%
Amgen (1)	21,000	1,528
Cephalon (1)	11,150	672
Genentech (1)	12,200	1,031
Gilead Sciences (1)	11,600	722
Martek Biosciences (1)	7,000	230
Neurocrine Biosciences (1)	2,800	180
		4,363
Health Care Equipment & Supplies 5.0%
Alcon	2,400	250
Medtronic	24,600	1,248
ResMed (1)	21,000	923
Respironics (1)	15,000	584
St. Jude Medical (1)	25,700	1,054
Stryker	19,500	865
		4,924
Health Care Providers & Services 6.0%
Caremark RX (1)	26,200	1,289
Covance (1)	14,800	869
Humana (1)	11,100	584
Patterson Companies (1)	24,100	848
Quest Diagnostics	26,600	1,365
UnitedHealth Group	16,500	922
		5,877
Pharmaceuticals 2.3%
Atherogenics (1)	8,300	136
Elan ADR (1)	28,000	404
Eli Lilly	11,800	653
Pfizer	26,600	663
Sepracor (1)	8,900	434
		2,290
Total Health Care		17,454
INDUSTRIALS & BUSINESS SERVICES 14.1%
Aerospace & Defense 1.3%
General Dynamics	20,540	1,314
		1,314
Air Freight & Logistics 2.0%
Expeditors International of Washington	3,300	285
UPS, Class B	21,400	1,699
		1,984
Airlines 1.4%
Southwest Airlines	73,600	1,324
		1,324
Commercial Services & Supplies 4.0%
ChoicePoint (1)	35,900	1,607
Cintas	30,600	1,304
Consolidated Graphics (1)	8,100	422
Corporate Executive Board	6,100	615
		3,948
Electrical Equipment 0.7%
AMETEK	14,000	630
		630
Industrial Conglomerates 2.5%
GE	41,700	1,450
Roper Industries	19,800	963
		2,413
Machinery 1.1%
Deere	13,300	1,051
		1,051
Trading Companies & Distributors 1.1%
Fastenal	23,400	1,108
		1,108
Total Industrials & Business Services		13,772
INFORMATION TECHNOLOGY 33.2%
Communications Equipment 2.7%
Cisco Systems (1)	99,950	2,166
Juniper Networks (1)	26,700	510
		2,676
Computers & Peripherals 3.0%
Dell (1)	72,000	2,143
IBM	10,000	824
		2,967
Internet Software & Services 2.4%
eBay (1)	27,400	1,070
Yahoo! (1)	39,800	1,284
		2,354
IT Services 5.6%
Affiliated Computer Services, Class A (1)	16,700	996
Automatic Data Processing	20,400	932
Fidelity National Information	18,400	746
First Data	32,600	1,527
Iron Mountain (1)	31,100	1,267
		5,468
Semiconductor & Semiconductor Equipment 8.6%
Altera (1)	44,800	925
Analog Devices	39,000	1,493
Applied Materials	16,600	291
Intel	36,700	710
Linear Technology	41,600	1,459
Maxim Integrated Products	22,500	836
Microchip Technology	29,300	1,064
Texas Instruments	16,600	539
Xilinx	42,000	1,069
		8,386
Software 10.9%
Adobe Systems (1)	29,500	1,030
Amdocs (1)	36,000	1,298
FactSet Research Systems	20,000	887
Intuit (1)	27,500	1,463
Jack Henry & Associates	63,800	1,459
Microsoft	71,100	1,935
NAVTEQ (1)	26,200	1,327
Red Hat (1)	9,100	255
Symantec (1)	60,100	1,011
		10,665

Total Information Technology		32,516
TELECOMMUNICATION SERVICES 0.9%
Wireless Telecommunication Services 0.9%
American Tower Systems, Class A (1)		9,600	291
Rogers Communications, Class B		14,700	561
Total Telecommunication Services			852
Total Common Stocks (Cost $81,844)			96,650

SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Reserve Investment Fund, 4.71% (2)(3)		843,049	843
Total Short-Term Investments (Cost $843)			843
Total Investments in Securities
99.6% of Net Assets (Cost $82,687)			$97,493
†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts

The accompanying notes are integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS
(Cost and value in $000s)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New America Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $82,687,000. Net unrealized gain aggregated $14,806,000 at period-end, of which $16,357,000 related to appreciated investments and $1,551,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $6,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $843,000 and $474,000, respectively.

T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 66.8%

CONSUMER DISCRETIONARY 8.0%

Auto Components 0.2%
Autoliv, GDR (SEK)	2,500	142
GKN (GBP)	8,322	48
Keystone Automotive (1)	500	21
Koito Manufacturing (JPY) (2)	4,800	68
Strattec Security (1)(2)	300	11
TRW (1)	600	14
		304
Automobiles 0.3%
Bayerische Motoren Werke (EUR)	2,203	122
Honda (JPY)	1,600	99
Toyota Motor (JPY)	4,400	241
Winnebago (2)	100	3
		465
Distributors 0.0%
Pacific Brands (AUD) (2)	14,762	25
		25
Diversified Consumer Services 0.1%
Corinthian Colleges (1)(2)	1,600	23
Education Management (1)	300	12
Matthews International, Class A	1,300	50
		85
Hotels, Restaurants & Leisure 1.6%
Applebee's	962	24
BJ's Restaurants (1)	800	22
Carnival	7,300	346
CEC Entertainment (1)	450	15
Harrah's Entertainment	4,200	327
International Game Technology	9,900	349
Marriott, Class A	3,500	240
McDonald's	3,900	134
Mitchells & Butlers (GBP)	5,064	42
Panera Bread, Class A (1)	500	37
PF Chang's China Bistro (1)	400	20
Red Robin Gourmet Burgers (1)(2)	700	33
Ruby Tuesday	300	10
Sonic (1)	1,337	47
Starwood Hotels & Resorts Worldwide, Equity Units	4,500	305
Texas Roadhouse, Class A (1)(2)	200	3
The Cheesecake Factory (1)	1,200	45
Wynn Resorts (1)	5,900	453
		2,452
Household Durables 1.0%
Alpine Electronics (JPY)	1,400	21
Fortune Brands	1,400	113
Garmin (2)	3,500	278
Goldcrest Company (JPY) (2)	1,400	68
Harman International	2,500	278
Jarden (1)(2)	1,225	40
Newell Rubbermaid	22,200	559
Persimmon (GBP)	2,271	52
Philips Electronics (EUR)	1,610	55
Sony (JPY)	2,800	130
		1,594
Internet & Catalog Retail 0.1%
Amazon.com (1)	2,000	73
J. Jill Group (1)(2)	700	17
priceline.com (1)	600	15
		105
Leisure Equipment & Products 0.1%
Brunswick	1,000	39
MarineMax (1)(2)	700	23
Nikon (JPY) (2)	3,000	54
Polaris Industries (2)	100	5
SCP Pool	737	35
		156
Media 2.0%
Aegis Group (GBP)	29,289	70
Comcast, Class A (1)	16,816	440
Disney	23,000	641
Emmis Communications (1)(2)	500	8
Entercom Communications	400	11
Grupo Televisa, ADR	4,000	80
McGraw-Hill	2,700	155
New York Times, Class A	13,600	344
Omnicom	1,700	141
Publicis (EUR)	2,458	96
Scholastic (1)	1,300	35
Scripps, Class A	3,600	161
Singapore Press (SGD)	8,500	24
Television Broadcasts (HKD)	4,000	23
Time Warner	19,000	319
Viacom, Class B (1)	8,345	324
Vivendi Universal (EUR)	2,909	100
WPP Group (GBP)	5,021	60
WPP Group, ADR	450	27
Young Broadcasting (1)	500	2
		3,061
Multiline Retail 1.1%
Big Lots (1)	600	8
Kohl's (1)	11,000	583
Lotte Shopping, GDR (1)(4)	2,100	42
Marui (JPY) (2)	1,400	28
Nordstrom	12,100	474
Target	10,300	536
		1,671
Specialty Retail 1.4%
AC Moore Arts & Crafts (1)	200	4
AnnTaylor Stores (1)	2,100	77
Aoyama Trading (JPY)	700	23
Best Buy	3,500	196
Christopher & Banks	675	16
DSG International (GBP)	15,616	50
DSW, Class A (1)(2)	400	12
Esprit Holdings (HKD)	4,600	36
Gymboree (1)	300	8
Home Depot	28,600	1,210
Hot Topic (1)(2)	1,500	22
Monro Muffler Brake (2)	700	26
Pantry (1)	500	31
Petco (1)	1,300	31
RadioShack	22,700	436
Select Comfort (1)(2)	500	20
The Finish Line, Class A	400	6
Zumiez (1)(2)	200	12
		2,216
Textiles, Apparel, & Luxury Goods 0.1%
Adidas-Salomon (EUR)	403	80
Columbia Sportswear (1)	500	27
Culp (1)	100	1
Safilo (EUR) (1)	7,722	41
Under Armour (1)(2)	200	6
Warnaco Group (1)	1,600	38
		193

Total Consumer Discretionary		12,327

CONSUMER STAPLES 4.3%

Beverages 0.9%
Asahi Breweries (JPY) (2)	3,200	45
Cia Cervecerias Unidas, ADR	1,300	32
Coca-Cola	16,900	708
Diageo (GBP)	6,856	108
Kirin Brewery (JPY) (2)	5,000	68
Lion Nathan (NZD)	5,125	30
PepsiCo	7,450	431
		1,422
Food & Staples Retailing 1.6%
Casey's General Stores	1,600	37
Casino Guichard-Perrachon (EUR)	788	55
Coles Myer (AUD) (2)	6,201	47
CVS	30,600	914
Matsumotokiyoshi (JPY) (2)	1,000	29
METRO (EUR)	2,431	125
Organizacion Soriana, Series B (MXN) (1)	7,400	31
Performance Food Group (1)(2)	1,000	31
Sysco	7,900	253
Tesco (GBP)	15,862	91
Wal-Mart	14,600	690
Wal-Mart de Mexico, Series V (MXN) (1)	15,400	41
Wild Oats Markets (1)(2)	700	14
York-Benimaru (JPY)	1,000	33
		2,391
Food Products 0.6%
Associated British Foods (GBP)	3,769	56
General Mills	11,060	561
Goodman Fielder (AUD) (1)	13,500	21
Koninklijke Wessanen, GDS (EUR)	2,309	39
Nestle (CHF) (2)	533	158
RHM (GBP)	9,200	43
Seneca Foods, Class A (1)	100	2
Seneca Foods, Class B (1)	100	2
Unilever (GBP)	4,715	48
		930
Household Products 0.8%
Colgate-Palmolive	8,860	506
Procter & Gamble	11,587	668
		1,174
Personal Products 0.0%
Chattem (1)	200	7
L'Oreal (EUR)	257	23
		30
Tobacco 0.4%
Altria Group	9,360	663
		663

Total Consumer Staples		6,610

ENERGY 4.8%

Energy Equipment & Services 2.1%
Baker Hughes	15,700	1,074
FMC Technologies (1)	1,600	82
Grant Prideco (1)	2,500	107
Hanover Compressor (1)	1,500	28
Hydril (1)	300	23
Input/Output (1)	1,100	11
Key Energy Services (1)	200	3
Lone Star Technologies (1)(2)	400	22
Saipem (EUR)	3,574	83
Schlumberger	7,800	987
Seacor Holdings (1)(2)	800	63
Smith International	13,700	534
Superior Well Services (1)	100	3
Transocean (1)	3,100	249
Union Drilling (1)	400	6
W-H Energy Services (1)	400	18
		3,293
Oil, Gas & Consumable Fuels 2.7%
Bill Barrett (1)	1,300	42
BP (GBP)	11,862	136
BP, ADR	9,138	630
Chevron	9,931	576
China Shenhua Energy (HKD) (1)	29,000	51
Eni S.p.A. (EUR)	5,524	158
ExxonMobil	15,826	963
Forest Oil (1)	1,400	52
Foundation Coal Holdings	800	33
Marathon Oil	5,460	416
Mariner Energy (1)	1,133	23
Murphy Oil	2,500	125
Nippon Mining (JPY)	4,000	34
Noble Energy	200	9
Oil Search (AUD)	12,432	35
Petroleo Brasileiro, ADR (1 ADR represents 1 preference share)	1,400	112
Royal Dutch Shell, ADR, Class B	794	52
Royal Dutch Shell, Series B (GBP)	5,261	171
Statoil ASA (NOK)	5,626	162
Total (EUR)	425	112
Total, ADR	1,800	237
		4,129

Total Energy		7,422

FINANCIALS 14.6%

Capital Markets 4.3%
Affiliated Managers Group (1)(2)	500	53
Ameriprise Financial	12,810	577
Charles Schwab	22,050	380
Close Brothers Group (GBP)	2,082	39
E*TRADE Financial (1)	13,100	353
Franklin Resources	5,500	518
Goldman Sachs	3,400	534
Investors Financial Services	700	33
Legg Mason	4,650	583
Macquarie Bank (AUD)	1,667	77
Marketaxess (1)	300	4
Mellon Financial	15,180	540
Merrill Lynch	7,500	591
Morgan Stanley	1,900	119
Northern Trust	6,800	357
Piper Jaffray (1)	800	44
State Street	14,100	852
TD Ameritrade Holding	14,100	294
UBS (CHF)	5,857	644
		6,592
Commercial Banks 3.2%
ABN AMRO (EUR)	2,906	87
Allied Irish Banks (EUR)	1,993	48
Australia & New Zealand Banking (AUD) (2)	7,928	150
Australia & New Zealand Banking, ADR	100	9
Banca Intesa (EUR)	13,039	78
Banco Santander Central Hispano (EUR)	12,923	189
Bank of America	7,700	351
Bank of Fukuoka (JPY) (2)	8,000	68
Barclays (GBP)	22,187	260
BNP Paribas (EUR)	1,958	182
Boston Private Financial	700	24
Cascade Bancorp	700	21
Chittenden	1,843	53
Citizens Banking	1,500	40
DBS Group (SGD)	11,789	119
Dexia (EUR)	1,994	52
EFG International (CHF) (1)	2,100	58
Fifth Third Bancorp	9,700	382
Glacier Bancorp	1,165	36
Grupo Financiero Banorte (MXN)	46,088	110
HBOS (GBP)	4,891	82
Mitsubishi UFJ Financial (JPY)	17	260
NORDEA (SEK)	12,040	149
Pinnacle Financial Partners (1)	400	11
Placer Sierra Bancshares	100	3
Preferred Bank (2)	100	5
Prosperity Bancshares	1,000	30
Provident Bankshares	900	33
Royal Bank of Scotland (GBP)	8,397	274
S-E-Banken (SEK)	3,699	92
Sandy Spring Bancorp	700	27
Signature Bank (1)	500	16
Societe Generale (EUR)	520	78
Sumitomo Trust & Banking (JPY)	20,000	232
Svenska Handelsbanken, Series A (SEK)	4,444	124
Texas Capital Bancshares (1)	1,100	26
The Bank of Yokohama (JPY)	13,600	112
U.S. Bancorp	7,700	235
UniCredito Italiano (EUR)	20,226	146
Valley National Bancorp	1,394	36
Wells Fargo	6,300	402
WestAmerica	1,100	57
Westpac Bank (AUD)	6,457	110
		4,857
Consumer Finance 0.9%
American Express	18,550	975
SLM Corporation	9,500	493
		1,468
Diversified Financial Services 1.3%
Aktiv Kapital (NOK) (2)	3,200	58
Babcock & Brown (AUD) (2)	6,058	80
Banca Italease (EUR) (1)	1,956	97
Chicago Mercantile Exchange Holdings	200	89
Citigroup	19,850	937
ING Groep, GDS (EUR)	2,773	110
JP Morgan Chase	12,814	534
Ricoh Leasing (JPY)	1,300	37
		1,942
Insurance 3.8%
AFLAC	1,300	59
American International Group	24,698	1,632
Aspen Insurance Holdings	1,200	30
Assured Guaranty	1,700	43
Aviva (GBP)	5,901	82
AXA (EUR)	4,700	165
Bristol West Holdings	900	17
CNP Assurances (EUR)	851	86
Friends Provident (GBP)	24,641	89
Genworth Financial, Class A	10,600	354
Hartford Financial Services	4,400	354
Horace Mann Educators	1,200	23
Infinity Property & Casualty	1,000	42
Insurance Australia (AUD) (2)	16,953	66
Markel (1)	110	37
Marsh & McLennan	46,500	1,365
Mitsui Sumitomo Insurance (JPY)	5,300	72
National Financial Partners	300	17
Ohio Casualty	2,300	73
PartnerRe	500	31
Prudential Financial	2,600	197
QBE Insurance (AUD)	4,398	69
SAFECO	8,000	402
Selective Insurance (2)	400	21
St. Paul Travelers Companies	9,800	410
Swiss Life Holding (CHF) (1)	204	43
Toro Assicurazioni (EUR)	3,954	85
		5,864
Real Estate 0.7%
Arden Realty, REIT	600	27
China Overseas Land & Investment (HKD)	120,000	82
DiamondRock Hospitality, REIT	800	11
EastGroup Properties, REIT	800	38
Equity Lifestyle Properties, REIT	300	15
Essex Property Trust, REIT	100	11
Federal Realty Investment Trust, REIT	3,900	293
Glenborough Realty Trust, REIT	600	13
GPT Group, Equity Units (AUD) (2)	23,580	70
LaSalle Hotel Properties, REIT	400	16
Mirvac Group (AUD)	11,527	35
Parkway Properties, REIT	300	13
PS Business Parks, REIT	300	17
Reckson Associates Realty, REIT	226	10
Simon Property Group, REIT	4,896	412
Washington SBI, REIT	900	33
Wheelock (HKD)	11,600	21
		1,117
Thrifts & Mortgage Finance 0.4%
Bradford Bingley (GBP)	10,653	93
Fannie Mae	6,020	309
First Niagara Financial	1,700	25
Harbor Florida Bancshares	1,300	49
Hypo Real Estate Holding (EUR)	1,064	73
NewAlliance Bancshares	2,500	36
Triad Guaranty (1)(2)	100	5
		590

Total Financials		22,430

HEALTH CARE 8.9%

Biotechnology 1.4%
Abgenix (1)	200	4
Alexion Pharmaceutical (1)	300	11
Alkermes (1)	900	20
Amgen (1)	9,700	706
Amylin Pharmaceuticals (1)(2)	500	24
Anadys Pharmaceuticals (1)	300	5
Cephalon (1)(2)	276	17
CSL Limited (AUD) (2)	1,066	42
Cubist Pharmaceuticals (1)(2)	900	21
CV Therapeutics (1)(2)	100	2
Cytogen (1)	400	1
Cytokinetics (1)	300	2
deCode genetics (1)	500	4
Exelixis (1)	700	8
Genentech (1)	6,100	516
Gilead Sciences (1)	9,200	572
Incyte Genomics (1)(2)	1,200	7
InterMune (1)(2)	1,000	19
Martek Biosciences (1)(2)	600	20
Memory Pharmaceuticals (1)(2)	400	1
Myogen (1)	300	11
Myriad Genetics (1)(2)	900	23
Nektar Therapeutics (1)	100	2
Neurocrine Biosciences (1)(2)	400	26
NPS Pharmaceuticals (1)	300	3
ONYX Pharmaceuticals (1)(2)	200	5
Rigel Pharmaceuticals (1)	500	6
Senomyx (1)	500	8
Tercica (1)(2)	400	3
Theravance (1)	200	6
Trimeris (1)	400	5
Vertex Pharmaceuticals (1)	1,348	49
		2,149
Health Care Equipment & Supplies 1.6%
Alcon	900	94
American Medical Systems (1)	200	5
Analogic	400	26
Baxter International	13,300	516
Boston Scientific (1)	14,700	339
DJ Orthopedics (1)	600	24
Edwards Lifesciences (1)	500	22
Elekta, Series B (SEK)	2,949	49
Greatbatch (1)	600	13
Integra LifeSciences (1)(2)	1,200	49
Medtronic	10,900	553
NuVasive (1)(2)	400	8
ResMed (1)	2,100	92
St. Jude Medical (1)	7,100	291
Steris	900	22
Stryker	5,400	239
Thoratec (1)	900	17
Wright Medical Group (1)(2)	1,200	24
		2,383
Health Care Providers & Services 2.8%
Aetna	3,000	148
Alliance UniChem (GBP)	2,804	44
AMERIGROUP (1)	700	15
AmerisourceBergen	10,200	492
Cardinal Health	3,600	268
Caremark RX (1)	10,700	526
Celesio (EUR)	658	62
Healthspring (1)	500	9
Henry Schein (1)	1,000	48
Humana (1)	1,900	100
LifePoint Hospitals (1)	1,100	34
Odyssey Healthcare (1)(2)	200	4
Quest Diagnostics	6,200	318
Sunrise Senior Living (1)	2,500	98
Symbion (1)(2)	900	20
United Surgical Partners International (1)	1,450	51
UnitedHealth Group	27,000	1,508
VistaCare, Class A (1)	400	6
WellPoint (1)	7,200	558
		4,309
Pharmaceuticals 3.1%
Alexza Pharmaceuticals (1)	200	2
Astellas Pharma (JPY) (2)	900	34
Atherogenics (1)	800	13
Eisai (JPY) (2)	1,200	52
GlaxoSmithKline (GBP)	5,940	156
GlaxoSmithKline, ADR	2,300	120
Inspire Pharmaceuticals (1)(2)	1,000	5
Johnson & Johnson	5,760	341
Kobayashi Pharmaceutical (JPY) (2)	1,000	36
Medicines Company (1)	700	14
Medicis Pharmaceutical, Class A	400	13
Merck	27,100	955
Novartis (CHF)	8,259	460
Noven Pharmaceuticals (1)(2)	800	14
Pfizer	15,000	374
Roche Holding (CHF) (2)	1,100	164
Sanofi-Aventis (EUR)	2,156	206
Schering-Plough	23,700	450
Sepracor (1)	4,200	205
Takeda Chemical Industries (JPY)	1,400	80
Teva Pharmaceutical, ADR (2)	2,500	103
UCB (EUR)	547	27
Wyeth	19,780	960
		4,784

Total Health Care		13,625

INDUSTRIALS & BUSINESS SERVICES 7.9%

Aerospace & Defense 1.1%
Argon (1)	400	13
Armor Holdings (1)	1,000	58
General Dynamics	5,200	333
Honeywell International	7,900	338
Lockheed Martin	8,800	661
Moog, Class A (1)	900	32
Qinetiq (GBP) (1)	9,700	33
Rockwell Collins	2,500	141
Rolls-Royce (GBP) (1)	7,193	57
Rolls-Royce, Class B (GBP)	386,983	1
United Technologies	1,300	75
		1,742
Air Freight & Logistics 0.2%
EGL (1)	1,100	50
Pacer International	300	10
Ryder System	300	13
UPS, Class B	2,100	167
UTi Worldwide	900	28
Yamato Transport (JPY) (2)	2,000	41
		309
Airlines 0.1%
British Airways (GBP) (1)	5,503	34
Frontier Airlines (1)	600	5
Midwest Air Group (1)(2)	900	6
Qantas Airways (AUD)	8,810	22
		67
Building Products 0.0%
Trex (1)(2)	600	19
		19
Commercial Services & Supplies 0.9%
Angelica	700	14
Cintas	2,800	119
Consolidated Graphics (1)	500	26
Downer EDI (AUD)	8,304	53
G & K Services, Class A	900	38
Herman Miller	1,500	49
Kforce (1)(2)	1,200	15
LECG (1)(2)	1,000	19
Multi-Color	100	3
Pike Electric (1)	600	13
R.R. Donnelley	9,700	317
Resources Global Professionals (1)(2)	1,200	30
Ritchie Bros Auctioneers	700	35
Synagro Technologies (2)	2,000	10
Waste Connections (1)(2)	800	32
Waste Management	14,422	509
West Corporation (1)	300	14
		1,296
Construction & Engineering 0.3%
Acciona (EUR)	1,478	231
Insituform Technologies (1)	500	13
JGC (JPY)	3,000	59
NCC AB, Series B (SEK)	4,045	108
		411
Electrical Equipment 0.1%
A.O. Smith	1,600	85
Artesyn Technologies (1)	1,300	14
Baldor Electric	1,400	47
Sumitomo Electric Industries (JPY) (2)	2,800	45
Woodward Governor	300	10
		201
Industrial Conglomerates 2.1%
DCC (EUR)	5,422	126
GE	66,200	2,303
Hutchison Whampoa (HKD)	5,000	46
Orkla (NOK) (2)	1,750	87
Sembcorp (SGD)	40,360	87
Tomkins (GBP)	10,856	64
Tyco International	20,400	548
		3,261
Machinery 1.9%
3-D Systems (1)	100	2
Accuride (1)	1,200	14
Actuant, Class A	840	52
Cargotec (EUR)	2,580	106
Cascade	400	21
Danaher	16,700	1,061
Deere	11,800	933
Ebara (JPY) (2)	6,000	38
ESCO Electronics (1)	300	15
Fanuc (JPY) (2)	900	87
Glory Limited (JPY)	1,700	37
Graco	950	43
Harsco	800	66
IDEX	350	18
Illinois Tool Works	2,800	270
Lindsay Manufacturing	900	24
RBC Bearings (1)	300	6
SKF, Series B (SEK) (2)	4,100	67
Toro	1,600	76
		2,936
Marine 0.1%
Nippon Yusen (JPY) (2)	11,000	67
		67
Road & Rail 0.9%
Arriva (GBP)	5,857	63
Burlington Northern Santa Fe	7,600	633
Genesee & Wyoming, Class A (1)	50	2
Heartland Express	476	10
Knight Transportation	1,875	37
Norfolk Southern	11,100	600
Union Pacific	800	75
		1,420
Trading Companies & Distributors 0.2%
Electro Rent (1)(2)	200	4
H & E Equipment Services (1)	100	3
Interline Brands (1)	1,000	25
Mitsubishi Corporation (JPY)	5,600	128
Sumitomo (JPY)	5,000	71
Transdigm Group (1)	200	5
Univar NV (EUR)	1,138	64
		300
Transportation Infrastructure 0.0%
Hopewell Holdings (HKD)	13,000	38
Macquarie Infrastructure, Equity Units (AUD)	8,479	23
		61

Total Industrials & Business Services		12,090

INFORMATION TECHNOLOGY 11.6%

Communications Equipment 2.6%
ADTRAN	1,000	26
Belden CDT	1,100	30
Cisco Systems (1)	28,900	626
Corning (1)	53,600	1,443
Juniper Networks (1)	11,500	220
LM Ericsson (SEK)	44,600	170
Lucent Technologies (1)(2)	138,800	423
Nokia (EUR) (2)	10,515	218
Nokia, ADR	22,500	466
Packeteer (1)	400	5
QUALCOMM	7,100	359
Tekelec (1)(2)	400	6
		3,992
Computers & Peripherals 0.8%
Acer (TWD)	7,000	13
Creative Technology (SGD)	1,200	9
Dell (1)	22,300	663
EMC (1)	28,900	394
Emulex (1)	1,000	17
Hitachi Maxell (JPY) (2)	2,300	38
Synaptics (1)	400	9
Toshiba (JPY) (2)	15,000	87
		1,230
Electronic Equipment & Instruments 0.2%
Applied Films (1)	200	4
Cogent (1)(2)	300	6
DTS (1)(2)	400	8
Global Imaging Systems (1)	800	30
Hamamatsu Photonics (JPY) (2)	1,600	50
KEMET (1)(2)	2,000	19
Littelfuse (1)	700	24
Mercury Computer Systems (1)(2)	400	7
Methode Electronics	1,000	11
MTS Systems	100	4
National Instruments	500	16
Newport (1)	600	11
Orbotech (1)	700	17
Plexus (1)	1,100	41
Scansource (1)	100	6
		254
Internet Software & Services 1.1%
24/7 Media (1)	1,000	10
Digital Insight (1)	600	22
Digital River (1)	500	22
Digitas (1)	800	11
eBay (1)	8,200	320
Google, Class A (1)	1,900	741
IAC/InterActiveCorp (1)(2)	3,150	93
Monster Worldwide (1)	1,100	55
WebSideStory (1)	200	3
Yahoo! (1)	14,400	465
		1,742
IT Services 1.7%
Accenture, Class A	5,200	156
Automatic Data Processing	10,900	498
BISYS Group (1)	900	12
CACI International, Class A (1)	700	46
First Data	30,168	1,413
Global Payments	1,100	58
Heartland Payment Systems (1)	300	7
Iron Mountain (1)	825	34
Logica (GBP)	9,181	31
Maximus	800	29
MPS Group (1)	2,500	38
Paychex	3,300	138
RightNow Technologies (1)(2)	1,100	18
TietoEnator (EUR) (2)	1,540	60
Trans Cosmos (JPY) (2)	2,000	65
		2,603
Office Electronics 0.1%
Canon (JPY)	1,500	100
Neopost (EUR)	472	51
		151
Semiconductor & Semiconductor Equipment 2.6%
AMIS Holdings (1)(2)	500	5
Analog Devices	9,700	371
Applied Materials	7,700	135
Atheros Communications (1)	200	5
ATMI (1)(2)	300	9
Brooks-Pri Automation (1)	1,100	16
Cabot Microelectronics (1)(2)	400	15
Credence Systems (1)(2)	1,500	11
Cymer (1)	1,100	50
Cypress Semiconductor (1)	100	2
Entegris (1)	3,468	37
Exar (1)	1,300	19
FEI (1)(2)	700	14
Intel	37,800	731
Lattice Semiconductor (1)	1,800	12
Linear Technology	8,300	291
Marvell Technology Group (1)	6,900	373
Maxim Integrated Products	15,900	591
Microsemi (1)(2)	200	6
MKS Instruments (1)	1,200	28
PDF Solutions (1)(2)	1,400	26
Power Integrations (1)(2)	800	20
Semtech (1)	1,600	29
Silicon Laboratories (1)	600	33
Texas Instruments	24,100	782
Tokyo Electron (JPY) (2)	1,100	76
Virage Logic (1)(2)	500	5
Xilinx	15,400	392
		4,084
Software 2.5%
Adobe Systems (1)	6,600	231
Altiris (1)	600	13
Bottomline Technologies (1)	100	1
Catapult Communications (1)	400	5
FactSet Research Systems (2)	1,250	55
FileNet (1)(2)	1,200	32
Hyperion Solutions (1)	750	24
Internet Security Systems (1)(2)	800	19
Intuit (1)	4,300	229
Jack Henry & Associates (2)	2,700	62
Kronos (1)	900	34
MatrixOne (1)	1,300	9
Microsoft	92,080	2,506
Motive (1)(2)	500	2
NetIQ (1)	1,484	17
Open Solutions (1)	400	11
Oracle (1)	29,200	400
Progress Software (1)(2)	700	20
Quest Software (1)	1,400	23
Red Hat (1)	700	20
RSA Security (1)	1,400	25
SPSS (1)	500	16
THQ (1)(2)	700	18
Trend Micro (JPY) (2)	500	18
		3,790

Total Information Technology		17,846

MATERIALS 4.1%

Chemicals 1.7%
Airgas	1,900	74
Arch Chemicals	1,100	33
Asahi Kasei (JPY)	5,000	36
BASF (EUR)	873	69
Dow Chemical	8,400	341
DuPont	16,484	696
Ferro	1,200	24
Koninklijke DSM (EUR) (2)	1,392	64
MacDermid	800	26
Material Sciences (1)	700	8
Minerals Technologies	600	35
Mitsubishi Gas Chemical (JPY)	9,000	110
Mitsui Chemicals (JPY) (2)	4,000	29
Monsanto	6,100	517
Potash Corp./Saskatchewan	5,500	485
Sumitomo Bakelite (JPY) (2)	3,000	27
Symyx Technologies (1)	500	14
Tessenderlo Chemie (EUR)	1,275	48
		2,636
Construction Materials 0.1%
Boral (AUD)	9,672	62
Cemex (MXN)	11,016	72
Holcim (CHF)	558	44
		178
Containers & Packaging 0.0%
Chesapeake Corporation	600	8
Smurfit-Stone Container (1)	300	4
		12
Metals & Mining 1.8%
Anglo American (GBP)	4,339	167
BHP Billiton (AUD)	11,800	237
BlueScope Steel (AUD)	15,839	81
Corus Group (GBP)	69,305	106
Gibraltar Industries	450	13
Lihir Gold (AUD) (1)	3,900	7
Meridian Gold (1)	1,500	45
Nippon Steel (JPY)	29,000	113
Nucor	7,000	734
Phelps Dodge	12,000	966
Sims Group (AUD) (2)	5,938	75
SSAB Svenskt Stal, Series A (SEK)	3,815	183
ThyssenKrupp (EUR)	2,016	58
		2,785
Paper & Forest Products 0.5%
Buckeye Technologies (1)	1,400	13
International Paper	12,600	436
Weyerhaeuser	3,800	275
		724

Total Materials		6,335

TELECOMMUNICATION SERVICES 1.4%

Diversified Telecommunication Services 0.4%
Deutsche Telekom (EUR)	9,856	167
Premiere Global Services (1)	900	7
Telefonica (EUR)	7,900	124
Telus (Non-voting shares)	6,100	236
Time Warner Telecom, Class A (1)	1,200	22
		556
Wireless Telecommunication Services 1.0%
America Movil, ADR, Series L	10,500	360
American Tower Systems, Class A (1)	8,700	264
Bouygues (EUR)	2,139	114
KDDI (JPY) (2)	15	80
NII Holdings, Class B (1)	100	6
Rogers Communications, Class B	4,600	175
SBA Communications (1)	500	12
Sprint Nextel	12,600	325
Starhub (SGD)	32,000	43
Vodafone, ADR	10,200	213
		1,592

Total Telecommunication Services		2,148

UTILITIES 1.2%

Electric Utilities 0.7%
Cleco	800	18
E.ON AG (EUR)	2,567	283
El Paso Electric (1)	600	11
Empire District Electronics	400	9
Exelon	5,450	288
FirstEnergy	5,187	254
Iberdrola (EUR)	2,901	94
TEPCO (JPY)	3,200	80
Unisource Energy	1,100	33
		1,070
Gas Utilities 0.1%
Alinta (AUD) (2)	6,488	51
Southwest Gas	1,000	28
Toho Gas (JPY) (2)	8,000	32
		111
Independent Power Producers & Energy Traders 0.3%
Black Hills	400	14
TXU	11,780	527
		541
Multi-Utilities 0.1%
Centrica (GBP)	19,654	96
United Utilities (GBP)	4,054	49
		145
Total Utilities		1,867
Total Common Stocks (Cost $72,398)		102,700
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
ProSieben Sat Media (EUR)	1,598	42
		42
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Fresenius (EUR)	387	69
		69
Total Preferred Stocks (Cost $61)		111
CORPORATE BONDS 4.4%
ABN AMRO, 7.125%, 6/18/07	70,000	71
ACE INA Holdings, 5.875%, 6/15/14	35,000	35
Alabama Power, 4.99%, 8/25/09 (5)	65,000	65
Alcan Aluminum, 5.00%, 6/1/15	60,000	56
Amerada Hess, 7.875%, 10/1/29	25,000	29
America Movil, 6.375%, 3/1/35	35,000	33
American General Finance, 5.40%, 12/1/15	60,000	58
Amgen, 4.00%, 11/18/09	30,000	29
Archstone-Smith Operating Trust, 5.25%, 5/1/15	40,000	39
AT&T, 6.45%, 6/15/34	75,000	74
AT&T Broadband, 8.375%, 3/15/13	80,000	90
Atmos Energy, 4.00%, 10/15/09	50,000	47
Avalonbay Communities, 6.125%, 11/1/12	35,000	36
Baker Hughes, 6.875%, 1/15/29	65,000	72
Bank of America, 4.875%, 9/15/12	60,000	58
Bank of America Capital Trust, 5.625%, 3/8/35	50,000	46
Bank One, 5.25%, 1/30/13	85,000	84
BB&T, 6.50%, 8/1/11	70,000	73
BHP Finance, 4.80%, 4/15/13	75,000	72
Black Hills, 6.50%, 5/15/13	40,000	40
Boardwalk Pipelines, 5.50%, 2/1/17	15,000	14
Bunge Limited Finance, 4.375%, 12/15/08	45,000	44
Canadian National Railway, 6.25%, 8/1/34	50,000	53
Capital One Bank, 6.50%, 6/13/13	70,000	73
CE Electric UK Funding, 6.995%, 12/30/07 (4)	35,000	35
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	40,000	38
Centerpoint Energy, 7.25%, 9/1/10	30,000	32
Centex, 5.45%, 8/15/12	50,000	48
Cisco Systems, 5.25%, 2/22/11	55,000	55
CIT Group, 6.00%, 4/1/36	40,000	38
Citigroup, 5.00%, 9/15/14	75,000	72
Citigroup, 5.30%, 1/7/16	50,000	49
Comcast, 4.95%, 6/15/16	30,000	27
Comcast, 6.50%, 11/15/35	25,000	24
ConocoPhillips, 5.90%, 10/15/32	45,000	45
Countrywide Home Loans, 4.125%, 9/15/09	70,000	67
Cox Communications, 7.75%, 11/1/10	65,000	69
D.R. Horton, 4.875%, 1/15/10	50,000	48
DaimlerChrysler, 6.50%, 11/15/13	50,000	51
Deutsche Telekom, 5.75%, 3/23/16	75,000	73
Developers Diversified Realty, 3.875%, 1/30/09	35,000	33
Devon Financing, 6.875%, 9/30/11	60,000	64
Diamond Offshore Drilling, 4.875%, 7/1/15	35,000	33
Diamond Offshore Drilling, 5.15%, 9/1/14	30,000	29
Dow Chemical, 6.125%, 2/1/11	30,000	31
Duke Capital, 6.25%, 2/15/13	50,000	51
Dun & Bradstreet, 5.50%, 3/15/11	30,000	30
El Paso Electric, 6.00%, 5/15/35	50,000	47
Encana Holdings Finance, 5.80%, 5/1/14	50,000	50
ERAC USA Finance Company, 5.60%, 5/1/15 (4)	40,000	39
Exelon Generation, 5.35%, 1/15/14	35,000	34
First Union, 6.40%, 4/1/08	20,000	20
FirstEnergy, 6.45%, 11/15/11	50,000	52
Ford Motor Credit, 5.70%, 11/16/06 (5)	25,000	25
Ford Motor Credit, 5.80%, 1/12/09	80,000	73
Fortune Brands, 5.125%, 1/15/11	35,000	34
Franklin Resources, 3.70%, 4/15/08	15,000	15
Fund American Companies, 5.875%, 5/15/13	45,000	44
Genentech, 4.75%, 7/15/15	35,000	33
General Electric Capital, 6.00%, 6/15/12	175,000	180
Genworth Financial, 5.75%, 6/15/14	45,000	45
Goldman Sachs Capital I, 6.345%, 2/15/34	90,000	89
GTECH Holdings, 4.50%, 12/1/09	55,000	54
Halliburton, 5.50%, 10/15/10	65,000	65
Harrah's Operating, 5.50%, 7/1/10	55,000	54
Hartford Financial Services, 4.75%, 3/1/14	60,000	57
HBOS, 6.00%, 11/1/33 (4)	40,000	40
Highmark, 6.80%, 8/15/13 (4)	35,000	36
Home Depot, 5.40%, 3/1/16	55,000	54
HSBC Finance, 5.00%, 6/30/15	60,000	56
Huntington National Bank, 4.375%, 1/15/10	50,000	48
International Lease Finance Corp., 5.45%, 3/24/11	55,000	55
Inter-American Development Bank, 5.75%, 6/15/11 (AUD)	65,000	47
International Speedway, 4.20%, 4/15/09	20,000	19
iStar Financial, 5.125%, 4/1/11	30,000	29
Jefferies Group, 6.25%, 1/15/36	40,000	38
John Deere Capital, 7.00%, 3/15/12	55,000	59
Kinder Morgan, 5.70%, 1/5/16	70,000	68
Kraft Foods, 5.625%, 11/1/11	45,000	45
Kroger, 8.05%, 2/1/10	45,000	49
Legg Mason, 6.75%, 7/2/08	25,000	26
Lehman Brothers Holdings, 3.50%, 8/7/08	70,000	67
Lennar, 5.60%, 5/31/15	70,000	66
MBNA America Bank, 4.625%, 8/3/09	50,000	49
McCormick & Co., 5.20%, 12/15/15	50,000	49
MDC Holdings, 5.50%, 5/15/13	60,000	56
Medtronic, 4.75%, 9/15/15	65,000	61
Merrill Lynch, 4.25%, 2/8/10	50,000	48
MidAmerican Energy, 6.125%, 4/1/36 (4)	50,000	49
Mizuho Capital Markets, 6.686%, 3/31/49 (4)	20,000	19
Nationwide Financial Services, 5.90%, 7/1/12	55,000	56
Nationwide Mutual Insurance, 6.60%, 4/15/34 (4)	25,000	24
Newmont Mining, 5.875%, 4/1/35	25,000	23
News America, 6.20%, 12/15/34	30,000	28
News America, 6.40%, 12/15/35 (4)	55,000	53
Nextel Communications, 6.875%, 10/31/13	35,000	36
NLV Financial, 7.50%, 8/15/33 (4)	30,000	32
Noranda, 6.20%, 6/15/35	25,000	23
Norfolk Southern, 6.00%, 4/30/08	60,000	61
Northern Trust, 4.60%, 2/1/13	30,000	28
NVR, 5.00%, 6/15/10	35,000	33
Oracle, 5.00%, 1/15/11 (4)	60,000	59
Pacific Gas & Electric, 6.05%, 3/1/34	35,000	34
Panhandle Eastern Pipeline, 4.80%, 8/15/08	20,000	20
Pemex Project Funding Master Trust, 6.21%, 6/15/10 (4)(5)	45,000	46
Pemex Project Funding Master Trust, 6.625%, 6/15/35 (4)	50,000	49
Petro Canada, 5.95%, 5/15/35	45,000	43
Pinnacle West Capital, 6.40%, 4/1/06	45,000	45
PPL Capital Funding, 4.33%, 3/1/09	45,000	43
Principal Life Global Funding, 5.125%, 10/15/13 (4)	45,000	44
Principal Mutual Life Insurance, 8.00%, 3/1/44 (4)	45,000	48
Progress Energy, 5.625%, 1/15/16	55,000	54
Public Service of New Mexico, 4.40%, 9/15/08	35,000	34
Pulte Homes, 5.20%, 2/15/15	60,000	55
Reckson Operating, 6.00%, 3/31/16	35,000	35
Residential Capital, 6.125%, 11/21/08	30,000	30
Rogers Cable, 5.50%, 3/15/14	40,000	38
SBC Communications, 5.10%, 9/15/14	40,000	38
SBC Communications, 5.30%, 11/15/10	35,000	35
Sealed Air, 5.375%, 4/15/08 (4)	40,000	40
Security Benefit Life Insurance, 7.45%, 10/1/33 (4)	20,000	22
Simon Property Group, 3.75%, 1/30/09	45,000	43
SLM Corporation, 4.54%, 4/1/09 (5)	35,000	34
SLM Corporation, 4.823%, 1/26/09 (5)	50,000	50
Sprint Capital, 6.875%, 11/15/28	70,000	73
Telecom Italia Capital, 5.25%, 11/15/13	45,000	43
Telefonos de Mexico, 5.50%, 1/27/15	35,000	33
Telus, 8.00%, 6/1/11	60,000	66
Teva Pharmaceutical Finance, 5.55%, 2/1/16	25,000	24
Time Warner Entertainment, 7.25%, 9/1/08	50,000	52
Time Warner Entertainment, 8.375%, 3/15/23	25,000	28
Transamerica Capital II, 7.65%, 12/1/26 (4)	25,000	27
Tyco International, 6.375%, 10/15/11	55,000	56
U.S. Bancorp, 4.50%, 7/29/10	65,000	63
United Technologies, 5.40%, 5/1/35	40,000	38
UnitedHealth Group, 5.25%, 3/15/11	40,000	40
Valero Energy, 3.50%, 4/1/09	40,000	38
Verizon Global Funding, 7.75%, 12/1/30	45,000	50
Virginia Electric & Power, 6.00%, 1/15/36	50,000	47
Wachovia, 5.50%, 8/1/35	30,000	28
Wal-Mart Stores, 5.25%, 9/1/35	50,000	45
Webster Financial, 5.125%, 4/15/14	45,000	43
Wellpoint, 5.00%, 1/15/11	35,000	34
Wells Fargo, 4.875%, 1/12/11	55,000	54
Westar Energy, 5.10%, 7/15/20	25,000	23
WM Wrigley, 4.65%, 7/15/15	20,000	19
WPD Holdings, 6.875%, 12/15/07 (4)	25,000	25
XTO Energy, 5.65%, 4/1/16	30,000	30
Yum! Brands, 7.70%, 7/1/12	30,000	33
Total Corporate Bonds (Cost $6,998)		6,824

ASSET-BACKED SECURITIES 1.1%
BankBoston Home Equity Loan Trust
Series 1998-1, Class A6, 6.35%, 2/25/13	29,020	30
Capital Auto Receivables Asset Trust
Series 2006-1, Class B, 5.26%, 10/15/10	70,000	70
Capital One Multi-Asset Execution Trust
Series 2004-A8, Class A8, 4.879%, 8/15/14 (5)	250,000	251
Capital One Multi-Asset Execution Trust
Series 2005-A7, Class A7, 4.70%, 6/15/15	125,000	121
Chase Funding Mortgage Loan
Series 2002-2, Class 1M1, 5.599%, 9/25/31	10,912	11
Chase Issuance Trust
Series 2005-A7, Class A7, 4.55%, 3/15/13 (2)	125,000	121
Chase Manhattan Auto Owner Trust
Series 2003-A, Class A4, 2.06%, 12/15/09	73,529	72
Credit-Based Asset Services & Securitization
Series 2005-CB5, Class AF2, 4.831%, 8/25/35 (5)	45,000	44
Credit-Based Asset Services & Securitization
Series 2006-CB3, Class AV3, 4.993%, 3/25/36 (5)	175,000	175
GE Equipment Small Ticket
Series 2005-1A, Class A4, 4.51%, 12/22/14 (4)	100,000	98
Hyundai Auto Receivables Trust
Series 2006-A, Class A4, 5.26%, 11/15/12	85,000	85
MBNA Credit Card Master Note Trust
Series 2005-A6, Class A6, 4.50%, 1/15/13	60,000	58
New Century Home Equity Loan Trust
Series 2005-A, Class A6, 4.954%, 8/25/35 (5)	190,000	180
New Century Home Equity Loan Trust
Series 2005-A, Class M2, 5.344%, 8/25/35 (5)	50,000	48
Peco Energy Transition Trust
Series 2001-A, Class A1, 6.52%, 12/31/10	110,000	115
Reliant Energy Transition Bond
Series 2001-1, Class A4, 5.63%, 9/15/15	100,000	101
Residential Asset Securities
Series 2006-KS3, Class AI3, 4.992%, 4/25/36 (5)	100,000	100
WFS Financial Owner Trust
Series 2004-1, Class A4, 2.81%, 8/22/11	60,000	58

Total Asset-Backed Securities (Cost $1,767)		1,738

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.1%

Banc of America Commercial Mortgage, CMO
Series 2003-1, Class A2, 4.648%, 9/11/36	100,000	95
Bank of America Mortgage Securities, CMO
Series 2003-L, Class 2A2, 4.264%, 1/25/34 (5)	101,815	99
Bank of America Mortgage Securities, CMO
Series 2004-A, Class 2A2, 4.117%, 2/25/34 (5)	51,799	50
Bank of America Mortgage Securities, CMO
Series 2004-D, Class 2A2, 4.199%, 5/25/34 (5)	42,777	42
Bank of America Mortgage Securities, CMO
Series 2004-H, Class 2A2, 4.753%, 9/25/34 (5)	34,107	33

Bank of America Mortgage Securities, CMO
Series 2004-I, Class 3A2, 4.927%, 10/25/34 (5)	37,911	37

Bank of America Mortgage Securities, CMO
Series 2005-J, Class 2A1, 5.105%, 11/25/35 (5)	130,891	129

Bear Stearns Commercial Mortgage Securities, CMO
Series 2004-T14, Class A2, 4.17%, 1/12/41	225,000	217

Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-PW10, Class A1, 5.085%, 12/11/40	169,987	169

Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-PWR8, Class A4, 4.674%, 6/11/41	90,000	84

Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-PWR9, Class AAB, 4.804%, 9/15/42	100,000	96

Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-T18, Class A1, 4.274%, 2/13/42	87,634	86

Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-T20, Class A1, 4.94%, 10/12/42	119,014	118

Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 4.70%, 8/27/35 (5)	174,958	171

Citigroup/Deutsche Bank Commerical Mortgage, CMO
Series 2005-C1, Class AJ, 5.224%, 9/15/20	100,000	97

Commercial Mortgage, CMO, PTC
Series 2005-LP5, Class A1, 4.235%, 5/10/43	85,019	83

DLJ Commercial Mortgage, CMO
Series 1999-CG2, Class A1B, 7.30%, 6/10/32	75,000	79

GE Capital Commercial Mortgage, CMO
Series 2001-1, Class A2, 6.531%, 5/15/33	100,000	104

GE Capital Commercial Mortgage, CMO
Series 2005-C4, Class A1, 5.082%, 11/10/45	120,927	120

Greenwich Capital Commercial Funding, CMO
Series 2004-GG1A, Class A2, 3.835%, 6/10/36	74,308	73

Greenwich Capital Commercial Funding, CMO
Series 2005-GG3, Class AAB, 4.619%, 8/10/42 (5)	35,000	33

JP Morgan Chase Commercial Mortgage Securities, CMO
Series 2001-CIB2, Class A2, 6.244%, 4/15/35	91,422	92

JP Morgan Chase Commercial Mortgage Securities, CMO
Series 2001-CIBC, Class A3, 6.26%, 3/15/33	100,000	103

JP Morgan Chase Commercial Mortgage Securities, CMO
Series 2005-LDP4, Class ASB, 4.824%, 10/15/42 (5)	165,000	159
JP Morgan Chase Commercial Mortgage Securities, CMO
Series 2006-CB14, Class A4, 5.481%, 12/12/44	225,000	223
LB-UBS Commercial Mortgage Trust, CMO
Series 2003-C8, Class A1, 3.636%, 11/15/27	167,824	162
LB-UBS Commercial Mortgage Trust, CMO
Series 2004-C2, Class A2, 3.246%, 3/15/29	125,000	118
LB-UBS Commercial Mortgage Trust, CMO
Series 2004-C4, Class A2, 4.567%, 5/15/29 (5)	125,000	122
LB-UBS Commercial Mortgage Trust, CMO
Series 2005-C1, Class A4, 4.742%, 2/15/30	75,000	71
LB-UBS Commercial Mortgage Trust, CMO
Series 2006-C1, Class A4, 5.156%, 2/15/31	175,000	169
Washington Mutual Mortgage Securities, CMO
Series 2004-AR1, Class A, 4.229%, 3/25/34 (5)	35,731	35
Total Non-U.S. Government Mortgage-Backed Securities (Cost $3,374)		3,269

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 8.0%
U.S. Government Agency Obligations 7.2% +
Federal Home Loan Mortgage
4.50%, 11/1/18 - 4/1/35	727,827	683
5.00%, 12/1/08 - 11/1/35	1,012,287	969
5.50%, 3/1/18 - 12/1/33	463,416	461
6.00%, 10/1/16 - 3/1/33	340,464	342
6.50%, 3/1/32 - 4/1/32	100,287	103
7.00%, 6/1/32	21,035	22
Federal Home Loan Mortgage, ARM
4.531%, 9/1/32	18,060	18
4.545%, 9/1/35	98,894	95
4.717%, 8/1/35	73,360	71
5.055%, 11/1/35	53,021	52
5.428%, 1/1/36	26,992	27
Federal Home Loan Mortgage, CMO
4.50%, 3/15/16	175,000	169
5.00%, 10/15/27 - 1/15/27	225,000	220
5.50%, 8/15/16 - 4/15/28	369,970	366
Federal Home Loan Mortgage, CMO, IO
4.50%, 7/15/11-5/15/16	257,000	19
Federal National Mortgage Assn.
4.50%, 5/1/18 - 9/1/34	600,116	575
5.00%, 11/1/18 - 10/1/35	702,394	678
5.50%, 1/1/17 - 12/1/35	2,033,756	2,000
6.00%, 10/1/13 - 1/1/36	2,759,873	2,769
6.50%, 5/1/17 - 12/1/32	223,004	227
7.00%, 4/1/32	7,764	8
Federal National Mortgage Assn., ARM
4.673%, 9/1/35	95,896	93
5.319%, 12/1/35	44,956	44
5.376%, 12/1/35	55,974	56
5.536%, 12/1/35	86,305	86
5.699%, 12/1/35	28,133	28
5.703%, 1/1/36	223,394	223
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	75,000	73
5.00%, 3/25/15	125,000	123
5.50%, 5/25/27	154,570	154
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	23,684	2
6.50%, 2/1/32	20,043	5
Federal National Mortgage Assn., TBA
4.50%, 1/1/35	150,000	138
6.00%, 1/1/21	175,000	177
		11,076
U.S. Government Obligations 0.8%
Government National Mortgage Assn.
4.50%, 2/20/35	33,999	32
5.00%, 7/15/33 - 3/20/34	731,941	711
5.50%, 10/20/32 - 5/20/34	141,700	140
6.00%, 4/15/26 - 2/20/34	88,371	90
6.50%, 3/15/26 - 12/20/33	53,886	56
7.00%, 9/20/27	45,011	47
8.00%, 10/15/25 - 6/15/26	20,077	21
8.50%, 12/15/24	3,375	4
11.50%, 11/15/19	7,301	8
Government National Mortgage Assn., CMO, 2.946%, 3/16/19	60,000	57
		1,166

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $12,514)		12,242

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE- BACKED) 7.8%
U.S. Government Agency Obligations 1.4% +
Federal Home Loan Bank, 5.25%, 6/18/14	150,000	150
Federal Home Loan Bank, 5.75%, 5/15/12	330,000	340
Federal Home Loan Mortgage, 4.625%, 2/15/07 (EUR)	315,000	387
Federal Home Loan Mortgage, 5.00%, 7/15/14	260,000	257
Federal Home Loan Mortgage, 5.125%, 7/15/12	40,000	40
Federal National Mortgage Assn., 3.25%, 8/15/08	160,000	153
Federal National Mortgage Assn., 4.375%, 9/15/12	100,000	96
Federal National Mortgage Assn., 6.00%, 5/15/11	405,000	420
Federal National Mortgage Assn., 7.125%, 1/15/30	240,000	297
		2,140
U.S. Treasury Obligations 6.4%
U.S. Treasury Bonds, 5.375%, 2/15/31	150,000	158
U.S. Treasury Bonds, 5.50%, 8/15/28	35,000	37
U.S. Treasury Bonds, 6.00%, 2/15/26	550,000	614
U.S. Treasury Bonds, 6.25%, 8/15/23	455,000	516
U.S. Treasury Bonds, 6.375%, 8/15/27	100,000	117
U.S. Treasury Bonds, 6.50%, 11/15/26	115,000	136
U.S. Treasury Bonds, 7.50%, 11/15/16	270,000	326
U.S. Treasury Bonds, 7.625%, 2/15/25	90,000	118
U.S. Treasury Bonds, 8.50%, 2/15/20	185,000	248
U.S. Treasury Inflation-Indexed Bonds, 2.25%, 1/15/25	168,280	169
U.S. Treasury Inflation-Indexed Notes, 0.875%, 4/15/10	397,666	377
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14	362,854	354
U.S. Treasury Inflation-Indexed Notes, 3.625%, 1/15/08	79,765	82
U.S. Treasury Notes, 3.375%, 12/15/08	290,000	279
U.S. Treasury Notes, 3.50%, 11/15/06	605,000	600
U.S. Treasury Notes, 3.50%, 2/15/10	195,000	186
U.S. Treasury Notes, 3.625%, 6/15/10	765,000	730
U.S. Treasury Notes, 4.00%, 6/15/09	105,000	102
U.S. Treasury Notes, 4.25%, 11/15/13	1,045,000	1,003
U.S. Treasury Notes, 4.375%, 1/31/08	1,100,000	1,091
U.S. Treasury Notes, 4.875%, 2/15/12	1,260,000	1,262
U.S. Treasury Notes, 5.75%, 8/15/10	1,255,000	1,301
		9,806

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $12,023)		11,946

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.0%
Asian Development Bank, 6.25%, 6/15/11 (AUD)	295,000	217
Bundesobligation, 3.25%, 4/9/10 (EUR)	440,000	529
European Investment Bank, 5.75%, 9/15/09 (AUD)	100,000	72
Government of Canada, 5.25%, 6/1/12 (CAD)	635,000	575
Republic of South Africa, 6.50%, 6/2/14 (2)	70,000	73
United Mexican States, 6.375%, 1/16/13	55,000	56
Total Foreign Government Obligations & Municipalities (Cost $1,450)		1,522
MUNICIPAL SECURITIES 0.2%
California 0.1%
California, GO, 5.25%, 4/1/34	20,000	21
California Public Works Board, 5.00%, 1/1/21	50,000	52
		73
District of Columbia 0.0%
District of Columbia, GO, 5.00%, 6/1/16 (7)	30,000	32
		32
Georgia 0.1%
Atlanta Airport, 5.00%, 1/1/33 (6)	95,000	98
		98
Kansas 0.0%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (6)	30,000	29
		29
Nevada 0.0%
Clark County School Dist., GO, 5.00%, 6/15/18 (7)	50,000	53
		53
Oregon 0.0%
Oregon, Taxable Pension, GO, 5.892%, 6/1/27	15,000	15
		15
Total Municipal Securities (Cost $301)		300
BOND MUTUAL FUNDS 3.2%
T. Rowe Price Institutional High Yield Fund 7.28% (8)(9)	485,034	4,933
Total Bond Mutual Funds (Cost $5,054)		4,933

SHORT-TERM INVESTMENTS 5.2%
Money Market Funds 5.2%
T. Rowe Price Reserve Investment Fund, 4.71% (9)(10)	7,985,611	7,986
Total Short-Term Investments (Cost $7,986)		7,986
SECURITIES LENDING COLLATERAL 2.2%
Money Market Pooled Account 1.4%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 4.741% (10)	2,095,230	2,095
		2,095
Money Market Trust 0.8%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 4.663% (10)	1,298,402	1,299
		1,299
Total Securities Lending Collateral (Cost $3,394)		3,394
Total Investments in Securities
102.1% of Net Assets (Cost $127,320)		$156,965
† Denominated in U.S. dollars unless otherwise noted
(1) Non-income producing
(2) All or a portion of this security is on loan at
March 31, 2006 - see Note 2
(4) Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may be resold in transactions
exempt from registration only to qualified institutional
buyers -- total value of such securities at period end
amounts to $827 and represents 0.5% of net assets.
(5) Variable Rate; rate shown is effective rate at period-end
(6) Insured by Financial Security Assurance Inc.
(7) Insured by MBIA Insurance Corp.
(8) SEC Yield
(9)	Affiliated company - see Note 4
(10)	Seven-day yield
+	The issuer operates under a congressional charter; its
securities are neither issued nor guaranteed by the U.S.
government.
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
GO	General Obligation
HKD	Hong Kong Dollar
IO	Interest-Only security for which the fund receives
interest on notional principal(par)
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced purchase commitment; TBAs totaled
$315 (0.2% of net assets) at period end; see Note 2
TWD	Taiwan Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

TBA Purchase Commitments

The fund may enter into TBA (to be announced) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2006, the value of loaned securities was $3,254,000; aggregate collateral consisted of $3,394,000 in money market pooled accounts.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $127,320,000. Net unrealized gain aggregated $29,645,000 at period-end, of which $31,722,000 related to appreciated investments and $2,077,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $88,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $7,986,000 and $8,668,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Balanced Portfolio does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the three months ended March 31, 2006, purchases and sales of High Yield Fund were $885,000 and $0, respectively. Investment income during the period was $91,000. At March 31, 2006 and December 31, 2005, the value of shares of High Yield Fund held were $4,933,000 and $4,035,000, respectively.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 95.5%
CONSUMER DISCRETIONARY 18.1%
Auto Components 0.8%
Gentex	295,000	5,151
TRW (1)	24,000	559
		5,710
Diversified Consumer Services 0.9%
Education Management (1)	106,000	4,410
Laureate (1)	51,000	2,722
		7,132
Hotels, Restaurants & Leisure 4.1%
Fairmont Hotels	214,000	9,566
International Game Technology	175,000	6,163
PF Chang's China Bistro (1)	49,000	2,415
The Cheesecake Factory (1)	119,000	4,456
Tim Hortons (1)	25,000	664
Wendy's	15,000	931
Wynn Resorts (1)	81,000	6,225
		30,420
Household Durables 1.9%
Dolby Laboratories, Class A (1)	104,000	2,174
Garmin	80,000	6,354
Harman International	51,000	5,668
		14,196
Internet & Catalog Retail 0.8%
Amazon.com (1)	159,000	5,805
		5,805
Leisure Equipment & Products 0.4%
Brunswick	88,000	3,420
		3,420
Media 4.1%
Catalina Marketing	132,000	3,049
Citadel Broadcasting	295,000	3,272
Clear Channel Outdoor, Class A (1)	65,000	1,524
Discovery Holding, Series A (1)	238,000	3,570
Dreamworks Animation, Class A (1)	66,000	1,746
Getty Images (1)	46,000	3,444
Lamar Advertising (1)	166,000	8,735
Univision Communications, Class A (1)	157,000	5,412
		30,752
Multiline Retail 0.6%
Dollar General	222,000	3,922
Family Dollar Stores	13,000	346
		4,268
Specialty Retail 4.5%
Bed Bath & Beyond (1)	44,000	1,690
Best Buy	100,000	5,593
CarMax (1)	100,000	3,268
Michaels Stores	105,000	3,946
O'Reilly Automotive (1)	145,000	5,301
PETsMART	225,000	6,331
Ross Stores	136,000	3,970
Williams-Sonoma (1)	88,000	3,731
		33,830
Total Consumer Discretionary		135,533
CONSUMER STAPLES 1.0%
Beverages 0.3%
Cott (1)	186,000	2,396
		2,396
Food & Staples Retailing 0.7%
Shoppers Drug Mart (CAD)	74,000	2,820
Whole Foods Market	33,000	2,192
		5,012
Total Consumer Staples		7,408
ENERGY 7.6%
Energy Equipment & Services 3.5%
BJ Services	291,000	10,068
Cooper Cameron (1)	50,000	2,204
FMC Technologies (1)	126,000	6,454
Smith International	203,000	7,909
		26,635
Oil, Gas & Consumable Fuels 4.1%
EOG Resources	132,000	9,504
Murphy Oil	150,000	7,473
Ultra Petroleum (1)	15,000	935
Western Gas Resources	88,000	4,246
XTO Energy	191,000	8,322
		30,480
Total Energy		57,115
FINANCIALS 6.8%
Capital Markets 4.6%
E*TRADE Financial (1)	268,000	7,231
Eaton Vance	179,000	4,901
Investors Financial Services	27,000	1,266
Janus Capital Group	152,000	3,522
John Nuveen	89,000	4,285
Legg Mason	45,000	5,640
TD Ameritrade Holding	351,000	7,325
		34,170
Commercial Banks 0.2%
SVB Financial Group (1)	27,000	1,432
		1,432
Insurance 1.8%
Assurant	132,000	6,501
Axis Capital Holdings	151,000	4,515
Principal Financial Group	56,000	2,733
		13,749
Real Estate 0.2%
CapitalSource, REIT	65,000	1,617
		1,617

Total Financials		50,968

HEALTH CARE 17.1%

Biotechnology 6.4%
Abgenix (1)	93,000	2,093
Alkermes (1)	154,000	3,396
Amylin Pharmaceuticals (1)	79,000	3,867
Cephalon (1)	125,000	7,531
Gilead Sciences (1)	67,000	4,169
Human Genome Sciences (1)	68,000	739
MedImmune (1)	301,000	11,011
Myogen (1)	36,000	1,304
Neurocrine Biosciences (1)	54,000	3,485
OSI Pharmaceuticals (1)	63,000	2,022
PDL Biopharma (1)	88,000	2,886
Theravance (1)	38,000	1,066
Vertex Pharmaceuticals (1)	117,000	4,281
		47,850
Health Care Equipment & Supplies 2.2%
C R Bard	18,000	1,220
Edwards Lifesciences (1)	112,000	4,872
Gen-Probe (1)	56,000	3,087
Kinetic Concepts (1)	76,000	3,129
Thermo Electron (1)	108,000	4,006
		16,314
Health Care Providers & Services 6.2%
Community Health System (1)	106,000	3,832
Coventry Health Care (1)	46,000	2,483
DaVita (1)	43,000	2,589
Health Management	173,000	3,732
Humana (1)	89,000	4,686
Laboratory Corporation of America (1)	119,000	6,959
Manor Care	177,000	7,850
Omnicare	67,000	3,684
Patterson Companies (1)	170,000	5,984
Triad Hospitals (1)	115,000	4,818
		46,617
Pharmaceuticals 2.3%
Barr Pharmaceuticals (1)	112,000	7,054
Elan ADR (1)	335,000	4,837
Sepracor (1)	61,000	2,978
Valeant Pharmaceuticals	146,000	2,314
		17,183
Total Health Care		127,964
INDUSTRIALS & BUSINESS SERVICES 13.9%
Aerospace & Defense 2.8%
Alliant Techsystems (1)	64,000	4,939
Goodrich	142,000	6,193
Rockwell Collins	172,000	9,692
		20,824
Air Freight & Logistics 0.2%
Expeditors International of Washington	22,000	1,900
		1,900
Airlines 1.1%
Southwest Airlines	448,000	8,059
		8,059
Building Products 0.6%
American Standard	110,000	4,715
		4,715
Commercial Services & Supplies 2.6%
ChoicePoint (1)	157,000	7,026
Manpower	134,000	7,662
Robert Half International	84,000	3,243
Viad	57,000	1,954
		19,885
Electrical Equipment 1.1%
AMETEK	176,000	7,913
		7,913
Industrial Conglomerates 2.0%
Roper Industries	239,000	11,622
Teleflex	44,000	3,152
		14,774
Machinery 3.0%
Danaher	79,000	5,020
ITT Industries	90,000	5,060
Oshkosh Truck	132,000	8,216
Pentair	96,000	3,912
		22,208
Trading Companies & Distributors 0.5%
MSC Industrial Direct	26,000	1,405
United Rentals (1)	79,000	2,725
		4,130
Total Industrials & Business Services		104,408
INFORMATION TECHNOLOGY 25.4%
Communications Equipment 2.0%
ADTRAN	93,000	2,435
Comverse Technology (1)	89,000	2,094
Harris	158,000	7,472
Juniper Networks (1)	150,000	2,868
		14,869
Computers & Peripherals 0.6%
Avid Technology (1)	94,000	4,085
		4,085
Electronic Equipment & Instruments 3.6%
CDW	66,000	3,884
Cogent (1)	140,000	2,568
Flextronics (1)	397,000	4,109
FLIR Systems (1)	151,000	4,290
Jabil Circuit (1)	179,000	7,672
Symbol Technologies	421,000	4,454
		26,977
Internet Software & Services 2.5%
CNET Networks (1)	268,000	3,808
Monster Worldwide (1)	144,000	7,180
VeriSign (1)	326,000	7,821
		18,809
IT Services 5.3%
CACI International, Class A (1)	80,000	5,260
Checkfree (1)	96,000	4,848
DST Systems (1)	132,000	7,648
Fidelity National Information	135,000	5,474
Global Payments	72,000	3,817
Iron Mountain (1)	166,000	6,763
Moneygram International	192,000	5,898
		39,708
Semiconductor & Semiconductor Equipment 7.0%
Altera (1)	286,000	5,903
AMIS Holdings (1)	61,000	553
Intersil Holding, Class A	234,000	6,767
Linear Technology	179,000	6,279
Marvell Technology Group (1)	38,000	2,056
Microchip Technology	179,000	6,498
National Semiconductor	130,000	3,619
Novellus Systems (1)	179,000	4,296
PMC-Sierra (1)	195,000	2,396
Semtech (1)	102,000	1,825
Spansion, Class A (1)	157,000	2,324
Teradyne (1)	215,000	3,335
Xilinx	264,000	6,721
		52,572
Software 4.4%
Activision (1)	78,000	1,075
Adobe Systems (1)	101,000	3,527
Amdocs (1)	174,000	6,274
Cadence Design Systems (1)	216,000	3,994
Jack Henry & Associates	148,000	3,385
McAfee (1)	130,000	3,163
NAVTEQ (1)	126,000	6,382
Red Hat (1)	193,000	5,400
		33,200
Total Information Technology		190,220
MATERIALS 1.3%
Chemicals 0.7%
Nalco Holding (1)	263,000	4,655
		4,655
Metals & Mining 0.6%
Newmont Mining	89,000	4,618
		4,618
Total Materials		9,273
TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 0.6%
Telus (CAD)	118,000	4,634
		4,634
Wireless Telecommunication Services 3.5%
American Tower Systems, Class A (1)		187,000	5,670
Crown Castle International (1)		276,000	7,825
Nextel Partners, Class A (1)		239,000	6,768
Rogers Communications, Class B		144,000	5,494
			25,757

Total Telecommunication Services			30,391

Total Miscellaneous Common Stocks 0.2% (2)			1,590

Total Common Stocks (Cost $464,299)			714,870

SHORT-TERM INVESTMENTS 4.8%

Money Market Funds 4.8%
T. Rowe Price Government Reserve Investment Fund, 4.61% (3)(4)		36,156,586	36,157
Total Short-Term Investments (Cost $36,157)			36,157

Total Investments in Securities
100.3% of Net Assets (Cost $500,456)			$751,027
†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to
	protect the fund while it completes a purchase or selling
	program for the securities.
(3)	Seven-day yield
(4)	Affiliated company - see Note 3
ADR	American Depository Receipts
CAD	Canadian Dollar
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Unaudited	March 31, 2006
NOTE TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $500,456,000. Net unrealized gain aggregated $250,571,000 at period-end, of which $262,466,000 related to appreciated investments and $11,895,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $299,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $36,157,000 and $22,041,000, respectively.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 99.8%

BIOTECHNOLOGY 42.9%

Major Biotechnology 30.9%
Alkermes (1)(2)	7,370	162
American Pharmaceutical (2)	200	6
Amgen (1)(2)	5,430	395
Array BioPharma (2)	3,400	31
Atherogenics (2)	1,500	24
Biogen Idec (1)(2)	2,608	123
Celgene (1)(2)	2,800	124
Cephalon (1)(2)	6,930	418
CV Therapeutics (1)(2)	2,300	51
DOV Pharmaceutical (2)	1,500	24
Genentech (1)(2)	5,220	441
Gilead Sciences (1)(2)	10,120	630
Human Genome Sciences (2)	2,380	26
ImClone Systems (1)(2)	6,920	235
Kosan Biosciences (2)	2,400	14
Martek Biosciences (2)	2,700	89
Medicines Company (2)	9,700	200
MedImmune (2)	2,410	88
Neurocrine Biosciences (1)(2)	2,261	146
NPS Pharmaceuticals (2)	800	7
OSI Pharmaceuticals (2)	5,946	191
PDL Biopharma (2)	5,100	167
Pharmaceutical Holdings Trust	200	14
Sepracor (1)(2)	6,400	312
Trimeris (2)	6,000	81
United Therapeutics (2)	200	13
Vertex Pharmaceuticals (1)(2)	5,400	198
		4,210
Other Biotechnology 12.0%
Advanced Life Sciences (2)	1,700	6
Alexion Pharmaceutical (1)(2)	3,120	111
Alexza Pharmaceuticals (2)	100	1
Altus Pharmaceuticals (2)	1,300	29
Amylin Pharmaceuticals (1)(2)	4,090	200
BioCryst Pharmaceuticals (2)	5,000	90
BioMarin Pharmaceutical (2)	1,000	13
Cardiome Pharma (2)	1,100	14
Cell Genesys (2)	2,200	18
Combinatorx (2)(3)	1,000	11
Combinatorx (2)	1,000	12
Cubist Pharmaceuticals (1)(2)	5,800	133
deCode genetics (2)	4,800	42
Digene (2)	800	31
Dynavax Technologies (2)	300	2
Encysive Pharmaceuticals (2)	5,600	27
Exelixis (2)	5,500	66
Favrille (2)	1,600	11
Favrille (2)(3)	2,900	17
Favrille, Warrants, 3/6/11 (2)(3)	1,015	1
Genmab (DKK) (2)	2,600	83
GW Pharmaceuticals (GBP) (2)	2,800	4
Idenix Pharmaceuticals (2)	2,000	27
Incyte Genomics (2)	9,700	58
Inhibitex (2)	1,400	10
Inspire Pharmaceuticals (2)	900	5
InterMune (2)	1,100	20
Keryx Biopharmaceuticals (2)	2,100	40
Mannkind (2)	2,000	41
Mannkind, Warrants, 8/5/10 (2)(3)	900	2
Medarex (2)	200	3
Momenta Pharmaceuticals (2)	1,600	31
Monogram Biosciences (2)	2,400	4
Myogen (1)(2)	4,100	149
Myogen, Warrants, 9/29/09 (2)(3)	100	3
Myriad Genetics (2)	700	18
Nektar Therapeutics (2)	1,100	22
NeoRx (2)	1,000	1
NeoRx, Warrants, 1/31/11 (2)(3)	532	—
ONYX Pharmaceuticals (1)(2)	1,800	47
Panacos Pharmaceuticals (2)	1,700	13
Pharmion (2)	600	11
Rigel Pharmaceuticals (2)	1,900	22
Tercica (2)	1,600	11
Theravance (2)	3,900	109
Vion Pharmaceuticals (2)	7,900	18
ViroPharma (2)	3,200	41
		1,628

Total Biotechnology		5,838

LIFE SCIENCES 4.1%

Life Sciences 4.1%
Affymetrix (1)(2)	700	23
Charles River Laboratories International (2)	600	29
Dade Behring Holdings	2,900	104
Gen-Probe (2)	2,000	110
Immucor (1)(2)	2,800	80
Invitrogen (2)	600	42
OraSure Technologies (2)	800	8
Qiagen NV (2)	3,800	57
Symyx Technologies (2)	3,700	103
Total Life Sciences		556

PHARMACEUTICALS 18.0%

International-Pharmaceuticals 1.3%
Schwarz Pharma AG (EUR)	1,140	92
Solvay (EUR) (1)	700	81
		173
Major Pharmaceuticals 16.7%
Abbott Laboratories	800	34
Alcon (1)	1,090	114
Allergan	400	43
Andrx (2)	1,800	43
Astellas Pharma (JPY)	2,800	106
Barr Pharmaceuticals (2)	600	38
Chugai Pharmaceutical (JPY)	2,000	36
Dusa Pharmaceuticals (2)	400	3
Elan ADR (1)(2)	12,600	182
Eli Lilly (1)	2,200	122
Endo Pharmaceutical (2)	100	3
Forest Laboratories (2)	1,100	49
GlaxoSmithKline Phamaceutical (INR)	1,200	39
H. Lundbeck (DKK)	1,000	22
Indevus Pharmaceuticals (2)	1,500	9
Johnson & Johnson (1)	1,680	99
Medicis Pharmaceutical, Class A	1,000	33
MGI Pharma (2)	5,200	91
Monsanto	1,500	127
Novartis ADR	2,700	150
Novo Nordisk, Series B (DKK)	400	25
Penwest Pharmaceuticals (2)	600	13
Pfizer (1)	4,828	120
Roche Holding (CHF)	1,200	179
Sanofi-Aventis (EUR)	1,150	110
Schering-Plough	3,515	67
Shire Pharmaceuticals ADR	1,400	65
Teva Pharmaceutical ADR	939	39
Towa Pharmaceutical (JPY)	1,100	24
Valeant Pharmaceuticals	3,200	51
Wyeth (1)	4,854	235
		2,271

Total Pharmaceuticals		2,444

PRODUCTS & DEVICES 10.0%

Implants 9.7%
Aspect Medical Systems (1)(2)	800	22
Baxter International	1,400	54
Biomet	1,600	57
BioSphere Medical (2)	5,700	43
Boston Scientific (1)(2)	5,000	115
C R Bard	1,000	68
Cerus (2)	3,100	27
Conor Medsystems (2)	800	24
CryoLife (2)	1,800	8
Edwards Lifesciences (2)	2,200	96
Endologix (2)	1,700	8
Integra LifeSciences (2)	200	8
Kinetic Concepts (2)	1,900	78
Medtronic (1)	2,200	112
Nobel Biocare (CHF)	200	45
Phonak Holding (CHF)	1,200	68
ResMed (2)	3,000	132
Respironics (2)	600	23
St. Jude Medical (1)(2)	3,400	139
Stereotaxis (2)	900	11
Stryker (1)	1,600	71
Zimmer Holdings (1)(2)	1,630	110
		1,319
Other Products & Devices 0.3%
Hologic (2)	800	44
		44

Total Products & Devices		1,363

SERVICES 24.8%

Distribution 4.8%
Cardinal Health	2,700	201
Caremark RX (1)(2)	3,367	166
HealthExtras (2)	2,000	71
Henry Schein (2)	1,000	48
Lincare Holdings (2)	200	8
Medco (2)	1,600	91
Patterson Companies (2)	2,000	70
		655
Information 0.2%
Allscripts Healthcare (2)	800	15
WebMD Health (2)	300	12
		27
Other Services 1.7%
Covance (2)	900	53
Quest Diagnostics	2,100	108
VistaCare, Class A (2)	1,700	26
Walgreen	900	39
		226
Payors 11.4%
Aetna	2,000	98
AmeriGroup (2)	2,700	57
Assurant	1,400	69
CIGNA	1,700	222
Coventry Health Care (2)	1,250	67
Humana (1)(2)	2,200	116
UnitedHealth Group	10,200	570
WellPoint (2)	4,600	356
		1,555
Providers 6.7%
Community Health System (2)	5,100	184
DaVita (1)(2)	3,400	205
Fresenius (EUR)	400	68
Fresenius Medical Care (EUR)	200	24
HealthSouth (2)	5,500	28
Healthways (2)	1,000	51
LCA- Vision	800	40
LifePoint Hospitals (1)(2)	1,400	44
National Medical Health Card (2)	800	23
Sunrise Senior Living (2)	1,000	39
Symbion (2)	1,600	36
Triad Hospitals (1)(2)	3,300	138
Vencor, REIT		700	23
Total Services			903

Total Common Stocks (Cost $10,640)			13,567

CONVERTIBLE BONDS 0.0%

NeoRx, Convertible Promissory Notes, 8.00%, 5/31/06 (3)		745	1

Total Convertible Bonds (Cost $1)			1

SHORT-TERM INVESTMENTS 2.9%

Money Market Funds 2.9%

T. Rowe Price Reserve Investment Fund, 4.71% (4)(5)		395,927	396

Total Short-Term Investments (Cost $396)			396

Total Investments in Securities
102.7% of Net Assets (Cost $11,037)			$13,964

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is pledged to cover written call options at
	March 31, 2006.
(2)	Non-income producing
(3)	Restricted Securities
(4)	Affiliated company - see Note 4
(5)	Seven-day yield
ADR	American Depository Receipts
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
REIT	Real Estate Investment Trust

OPTIONS WRITTEN (1.7)%
Advanced Medical Optics, Put, 1/20/07 @ $50.00 (2)	(200)	(1)
Affymetrix, Call, 8/19/06 @ $35.00 (2)	(100)	—
Alcon, Put, 1/20/07 @ $140.00 (2)	(100)	(4)
Alcon, Call, 11/18/06 @ $105.00 (2)	(400)	(4)
Alcon, Call, 11/18/06 @ $110.00 (2)	(200)	(2)
Alexion Pharmaceuticals, Put, 1/20/07 @ $40.00 (2)	(400)	(3)
Alexion Pharmaceuticals, Put, 1/20/07 @ $35.00 (2)	(400)	(2)
Alexion Pharmaceuticals, Call, 1/20/07 @ $50.00 (2)	(800)	(1)
Alkermes, Call, 8/19/06 @ $25.00 (2)	(400)	(1)
Alkermes, Call, 5/20/06 @ $30.00 (2)	(300)	—
Allergan, Put, 1/20/07 @ $105.00 (2)	(200)	(1)
Allergan, Put, 1/20/07 @ $120.00 (2)	(200)	(3)
Allergan, Put, 1/20/07 @ $110.00 (2)	(100)	(1)
Amgen, Put, 7/22/06 @ $70.00 (2)	(200)	—
Amgen, Call, 7/22/06 @ $85.00 (2)	(400)	—
Amgen, Put, 1/20/07 @ $70.00 (2)	(200)	(1)
Amgen, Call, 1/20/07 @ $90.00 (2)	(200)	—
Amgen, Call, 10/21/06 @ $85.00 (2)	(300)	—
Amgen, Put, 10/21/06 @ $75.00 (2)	(100)	(1)
Amgen, Put, 1/20/07 @ $75.00 (2)	(100)	(1)
Amylin Pharmaceuticals, Call, 7/22/06 @ $50.00 (2)	(600)	(3)
Amylin Pharmaceuticals, Call, 7/22/06 @ $55.00 (2)	(800)	(2)
Amylin Pharmaceuticals, Call, 1/20/07 @ $60.00 (2)	(600)	(2)
Amylin Pharmaceuticals, Call, 7/22/06 @ $45.00 (2)	(400)	(3)
Amylin Pharmaceuticals, Put, 1/20/07 @ $35.00 (2)	(200)	—
Amylin Pharmaceuticals, Put, 7/22/06 @ $40.00 (2)	(200)	—
Amylin Pharmaceuticals, Put, 7/22/06 @ $45.00 (2)	(300)	(1)
Amylin Pharmaceuticals, Put, 1/20/07 @ $45.00 (2)	(300)	(2)
Amylin Pharmaceuticals, Put, 10/21/06 @ $45.00 (2)	(100)	—
Amylin Pharmaceuticals, Put, 10/21/06 @ $50.00 (2)	(100)	(1)
Amylin Pharmaceuticals, Call, 10/21/06 @ $60.00 (2)	(400)	(1)
Aspect Medical Systems, Call, 4/22/06 @ $25.00 (2)	(200)	(1)
Barr Pharmaceuticals, Put, 8/19/06 @ $65.00 (2)	(300)	(1)
Biogen Idec, Call, 1/20/07 @ $55.00 (2)	(400)	(1)
Biogen Idec, Put, 1/20/07 @ $50.00 (2)	(400)	(2)
Biogen Idec, Put, 1/20/07 @ $55.00 (2)	(100)	(1)
Boston Scientific, Put, 1/20/07 @ $25.00 (2)	(500)	(2)
Boston Scientific, Call, 1/20/07 @ $30.00 (2)	(200)	—
Boston Scientific, Put, 1/20/07 @ $30.00 (2)	(500)	(3)
Cardinal Health, Put, 1/20/07 @ $75.00 (2)	(500)	(2)
Caremark RX, Call, 9/16/06 @ $55.00 (2)	(400)	(1)
Celgene, Put, 7/22/06 @ $35.00 (2)	(800)	(1)
Celgene, Call, 7/22/06 @ $37.50 (2)	(1,000)	(9)
Celgene, Put, 10/21/06 @ $45.00 (2)	(400)	(2)
Cephalon, Put, 1/20/07 @ $105.00 (2)	(300)	(2)
Cephalon, Put, 1/20/07 @ $75.00 (2)	(400)	(6)
Cephalon, Call, 8/19/06 @ $85.00 (2)	(200)	—
Cephalon, Put, 5/20/06 @ $70.00 (2)	(200)	(2)
Cephalon, Put, 8/19/06 @ $70.00 (2)	(200)	(2)
Cephalon, Call, 1/20/07 @ $105.00 (2)	(200)	—
Cephalon, Put, 5/20/06 @ $80.00 (2)	(400)	(8)
Cephalon, Put, 8/19/06 @ $80.00 (2)	(400)	(8)
Cephalon, Put, 4/22/06 @ $70.00 (2)	(100)	(1)
Cephalon, Put, 11/18/06 @ $80.00 (2)	(100)	(2)
Cephalon, Put, 8/19/06 @ $60.00 (2)	(200)	(1)
Cephalon, Call, 4/22/06 @ $70.00 (2)	(100)	—
Cephalon, Call, 4/22/06 @ $65.00 (2)	(200)	—
Cephalon, Call, 8/19/06 @ $70.00 (2)	(400)	(1)
CIGNA, Put, 7/22/06 @ $125.00 (2)	(100)	—
Coventry Health Care, Put, 1/20/07 @ $65.00 (2)	(600)	(7)
Cubist Pharmaceuticals, Call, 5/20/06 @ $25.00 (2)	(200)	—
CV Therapeutics, Call, 7/22/06 @ $25.00 (2)	(200)	—
DaVita, Put, 7/22/06 @ $55.00 (2)	(200)	—
DaVita, Call, 7/22/06 @ $55.00 (2)	(200)	(1)
DaVita, Call, 7/22/06 @ $60.00 (2)	(400)	(1)
DaVita, Put, 7/22/06 @ $60.00 (2)	(200)	(1)
DaVita, Put, 7/22/06 @ $65.00 (2)	(100)	(1)
Elan, Call, 7/22/06 @ $17.50 (2)	(1,500)	(1)
Elan, Put, 10/21/06 @ $15.00 (2)	(200)	(1)
Elan Corp, Put, 7/22/06 @ $17.50 (2)	(400)	(2)
Eli Lilly, Call, 7/22/06 @ $60.00 (2)	(200)	—
Forest Laboratories, Put, 1/20/07 @ $50.00 (2)	(500)	(4)
Genentech, Call, 6/17/06 @ $85.00 (2)	(400)	(2)
Genentech, Call, 6/17/06 @ $95.00 (2)	(200)	—
Genentech, Call, 9/16/06 @ $100.00 (2)	(600)	(1)
Genentech, Call, 6/17/06 @ $90.00 (2)	(200)	(1)
Genentech, Call, 4/22/06 @ $85.00 (2)	(200)	—
Genentech, Call, 1/20/07 @ $100.00 (2)	(200)	(1)
Genentech, Call, 9/16/06 @ $95.00 (2)	(300)	—
Genentech, Put, 6/17/06 @ $85.00 (2)	(100)	—
Genzyme, Put, 1/20/07 @ $80.00 (2)	(200)	(3)
Gilead Sciences, Call, 8/19/06 @ $65.00 (2)	(700)	(3)
Gilead Sciences, Call, 1/20/07 @ $70.00 (2)	(700)	(4)
Gilead Sciences, Put, 8/19/06 @ $60.00 (2)	(300)	(1)
Gilead Sciences, Put, 1/20/07 @ $60.00 (2)	(200)	(1)
Gilead Sciences, Put, 1/20/07 @ $65.00 (2)	(100)	(1)
Gilead Sciences, Put, 8/19/06 @ $65.00 (2)	(100)	(1)
Guidant, Put, 1/20/07 @ $60.00 (2)	(100)	—
Guidant, Put, 7/22/06 @ $80.00 (2)	(700)	(3)
Henry Schein, Put, 1/20/07 @ $45.00 (2)	(200)	—
Henry Schein, Put, 1/20/07 @ $50.00 (2)	(200)	(1)
Hologic, Put, 9/16/06 @ $45.00 (2)	(100)	—
Humana, Put, 8/19/06 @ $60.00 (2)	(600)	(5)
Humana, Call, 8/19/06 @ $55.00 (2)	(300)	(1)
Idenix Pharmaceuticals, Put, 10/21/06 @ $17.50 (2)	(200)	(1)
ImClone Systems, Call, 5/20/06 @ $35.00 (2)	(700)	(1)
ImClone Systems, Call, 5/20/06 @ $40.00 (2)	(400)	—
Immucor, Call, 6/17/06 @ $30.00 (2)	(200)	—
Immucor, Put, 6/17/06 @ $22.50 (2)	(200)	—
Immucor, Call, 1/20/07 @ $35.00 (2)	(800)	(2)
Invitrogen, Put, 5/21/06 @ $65.00 (2)	(200)	—
Invitrogen, Put, 1/20/07 @ $70.00 (2)	(200)	(1)
Invitrogen, Put, 1/20/07 @ $75.00 (2)	(300)	(2)
Johnson & Johnson, Put, 1/20/07 @ $60.00 (2)	(200)	(1)
Johnson & Johnson, Put, 1/20/07 @ $65.00 (2)	(200)	(1)
Johnson & Johnson, Call, 1/20/07 @ $65.00 (2)	(700)	(1)
LCA- Vision, Put, 9/16/06 @ $50.00 (2)	(400)	(2)
LifePoint Hospitals, Call, 8/19/06 @ $25.00 (2)	(200)	(1)
LifePoint Hospitals, Call, 8/19/06 @ $30.00 (2)	(400)	(1)
Medco, Put, 1/20/07 @ $60.00 (2)	(500)	(3)
Medicines Company, Put, 9/23/06 @ $32.50 (2)	(200)	—
Medicines Company, Put, 7/22/06 @ $22.50 (2)	(300)	(1)
Medtronic, Put, 8/19/06 @ $60.00 (2)	(400)	(4)
Medtronic, Call, 8/19/06 @ $60.00 (2)	(300)	—
Medtronic, Call, 8/19/06 @ $50.00 (2)	(600)	(2)
Medtronic, Call, 11/18/06 @ $55.00 (2)	(300)	(1)
Merck, Put, 1/20/07 @ $32.50 (2)	(500)	(1)
Merck, Put, 1/20/07 @ $35.00 (2)	(200)	(1)
Merck, Put, 7/22/06 @ $37.50 (2)	(300)	(1)
Merck, Put, 1/20/07 @ $40.00 (2)	(200)	(1)
Monsanto, Put, 1/20/07 @ $70.00 (2)	(300)	(1)
Monsanto, Put, 1/20/07 @ $75.00 (2)	(200)	(1)
Myogen, Call, 6/17/06 @ $40.00 (2)	(400)	(1)
Myogen, Put, 6/17/06 @ $40.00 (2)	(400)	(3)
Nektar Therapeutics, Put, 1/20/07 @ $25.00 (2)	(200)	(1)
Neurocrine Biosciences, Call, 5/20/06 @ $70.00 (2)	(200)	(1)
Neurocrine Biosciences, Call, 5/20/06 @ $80.00 (2)	(200)	—
Omnicare, Put, 9/16/06 @ $47.50 (2)	(300)	(1)
Onyx Pharmaceuticals, Call, 1/20/07 @ $40.00 (2)	(400)	(1)
Onyx Pharmaceuticals, Put, 1/20/07 @ $30.00 (2)	(400)	(3)
ONYX Pharmaceuticals, Put, 8/19/06 @ $25.00 (2)	(200)	(1)
OSI Pharmaceuticals, Put, 1/20/07 @ $40.00 (2)	(300)	(3)
Pfizer, Put, 1/20/07 @ $25.00 (2)	(700)	(1)
Pfizer, Call, 1/20/07 @ $27.50 (2)	(600)	(1)
Protein Design Labs, Call, 8/19/06 @ $40.00	(200)	—
ResMed, Put, 7/22/06 @ $40.00 (2)	(200)	—
ResMed, Call, 7/22/06 @ $45.00 (2)	(400)	(1)
Sepracor, Call, 7/22/06 @ $65.00 (2)	(800)	—
Sepracor, Call, 7/22/06 @ $65.00 (2)	(800)	—
Sepracor, Call, 10/21/06 @ $65.00 (2)	(200)	—
Sepracor, Call, 4/22/06 @ $50.00 (2)	(600)	(1)
Sepracor, Call, 10/21/06 @ $60.00 (2)	(400)	(1)
Sepracor, Call, 7/22/06 @ $55.00 (2)	(600)	(1)
St Jude Medical, Put, 1/20/07 @ $55.00 (2)	(300)	(4)
St Jude Medical, Call, 1/20/07 @ $55.00 (2)	(200)	—
St. Jude Medical, Put, 4/22/06 @ $50.00 (2)	(100)	(1)
St. Jude Medical, Call, 7/22/06 @ $40.00 (2)	(600)	(2)
St. Jude Medical, Call, 10/21/06 @ $40.00 (2)	(400)	(2)
St. Jude Medical, Call, 1/20/07 @ $45.00 (2)	(800)	(2)
Stryker, Call, 6/17/06 @ $50.00 (2)	(200)	—
Stryker, Call, 9/16/06 @ $55.00 (2)	(700)	—
Triad Hospitals, Call, 8/19/06 @ $50.00 (2)	(600)	—
Valeant Pharmaceuticals, Put, 6/17/06 @ $15.00 (2)	(400)	—
Vertex Pharmaceuticals, Call, 7/22/06 @ $40.00 (2)	(600)	(2)
Vertex Pharmaceuticals, Put, 7/22/06 @ $40.00 (2)	(300)	(2)
Vertex Pharmaceuticals, Call, 10/21/06 @ $50.00 (2)	(600)	(1)
Walgreen, Put, 1/20/07 @ $50.00 (2)	(100)	(1)
Wyeth, Call, 7/22/06 @ $50.00 (2)	(400)	(1)
Wyeth, Put, 7/22/06 @ $50.00 (2)	(600)	(2)
Wyeth, Put, 1/20/07 @ $55.00 (2)	(200)	(1)
Wyeth, Put, 1/20/07 @ $50.00 (2)	(700)	(3)
Zimmer Holdings, Call, 6/17/06 @ $75.00 (2)	(300)	—
Zimmer Holdings, Put, 9/16/06 @ $70.00 (2)	(100)	(1)
Zimmer Holdings, Put, 1/20/07 @ $70.00 (2)	(100)	(1)
Total Options Written (Cost $(232))		(226)

Health Sciences Portfolio

(3) Restricted Securities
($000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $35 and represents 0.3% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Favrille	3/10/06	$15
Favrille, Warrants, 3/6/11	3/10/06	-
CombinatoRx	3/24/06	10
MannKind, Warrants, 8/5/10	8/5/05	-
Myogen, Warrants, 9/29/09	9/29/04	-
NeoRx, Warrants, 1/31/11	2/3/06	-
NeoRX, Convertible Promissory Notes	2/3/06	1
Totals		$26

The fund has registration rights for certain restricted securities held as of March 31, 2006.
Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term capital appreciation. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. long-term capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Options

The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $10,805,000. Net unrealized gain aggregated $2,933,000 at period-end, of which $3,337,000 related to appreciated investments and $404,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $4,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $396,000 and $196,000, respectively.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 10.0%
Auto Components 0.2%
Cooper Tire	40	1
Goodyear Tire & Rubber (1)	270	3
Johnson Controls	280	21
Visteon (1)	150	1
		26
Automobiles 0.3%
Ford Motor	2,510	20
GM	670	14
Harley-Davidson	340	18
		52
Distributors 0.1%
Genuine Parts	170	7
		7
Diversified Consumer Services 0.1%
Apollo Group, Class A (1)	200	11
H&R Block	380	8
		19
Hotels, Restaurants & Leisure 1.5%
Carnival	500	24
Darden Restaurants	175	7
Harrah's Entertainment	260	20
Hilton	370	9
International Game Technology	440	16
Marriott, Class A	220	15
McDonald's	1,540	53
Starbucks (1)	960	36
Starwood Hotels & Resorts Worldwide, Equity Units	290	20
Wendy's	150	9
Yum! Brands	340	17
		226
Household Durables 0.8%
Black & Decker	50	4
Centex	150	9
D. R. Horton	400	13
Fortune Brands	180	15
Harman International	100	11
KB Home	140	9
Leggett & Platt	280	7
Lennar, Class A	200	12
Maytag	140	3
Newell Rubbermaid	320	8
Pulte	320	12
Snap-On	40	2
Stanley Works	50	3
Whirlpool	130	12
		120
Internet & Catalog Retail 0.1%
Amazon.com (1)	400	14
		14
Leisure Equipment & Products 0.2%
Brunswick	140	6
Eastman Kodak	330	9
Hasbro	190	4
Mattel	490	9
		28
Media 3.1%
CBS, Class B (5)	975	23
Clear Channel Communications	700	20
Comcast, Class A (1)	2,743	72
Disney	2,480	69
Dow Jones	40	2
Gannett	320	19
Interpublic Group (1)	510	5
Knight-Ridder	40	2
Live Nation (1)	87	2
McGraw-Hill	480	28
Meredith	30	2
New York Times, Class A	180	5
News Corp., Class A	3,100	51
Omnicom	190	16
Scripps, Class A	100	4
Time Warner	5,725	96
Tribune	340	9
Univision Communications, Class A (1)	250	9
Viacom, Class B (1)(5)	975	38
		472
Multiline Retail 1.1%
Big Lots (1)	140	2
Dillards, Class A	30	1
Dollar General	450	8
Family Dollar Stores	170	4
Federated Department Stores	336	24
J.C. Penney	340	21
Kohl's (1)	470	25
Nordstrom	320	13
Sears Holding (1)	120	16
Target	1,080	56
		170
Specialty Retail 2.1%
Autonation (1)	200	4
AutoZone (1)	50	5
Bed Bath & Beyond (1)	330	13
Best Buy	510	29
Circuit City	200	5
GAP	730	14
Home Depot	2,760	117
Lowes	960	62
Office Depot (1)	360	13
OfficeMax	30	1
RadioShack	180	3
Sherwin-Williams	180	9
Staples	875	22
The Limited	420	10
Tiffany	160	6
TJX	530	13
		326
Textiles, Apparel, & Luxury Goods 0.4%
Coach (1)	500	17
Jones Apparel Group	150	5
Liz Claiborne	160	7
Nike, Class B	230	20
V. F.	160	9
		58

Total Consumer Discretionary		1,518

CONSUMER STAPLES 9.3%

Beverages 2.0%
Anheuser-Busch	1,020	44
Brown-Forman, Class B	160	12
Coca-Cola	2,670	112
Coca-Cola Enterprises	410	8
Constellation Brands, Class A (1)	200	5
Molson Coors Brewing, Class B	30	2
Pepsi Bottling Group	220	7
PepsiCo	2,102	121
		311
Food & Staples Retailing 2.4%
Albertsons	460	12
Costco Wholesale	600	33
CVS	1,000	30
Kroger (1)	940	19
Safeway	610	15
Supervalu	150	5
Sysco	790	25
Wal-Mart	3,270	154
Walgreen	1,320	57
Whole Foods Market	200	13
		363
Food Products 1.1%
Archer-Daniels-Midland	803	27
Campbell Soup	280	9
ConAgra	750	16
General Mills	470	24
Heinz	470	18
Hershey Foods	300	16
Kellogg	380	17
McCormick	160	5
Sara Lee	1,060	19
Tyson Foods, Class A	300	4
Wrigley	200	13
		168
Household Products 2.1%
Clorox	170	10
Colgate-Palmolive	630	36
Kimberly-Clark	650	38
Procter & Gamble	4,156	239
		323
Personal Products 0.2%
Alberto Culver, Class B	145	7
Avon	620	19
Estee Lauder, Class A	100	4
		30
Tobacco 1.5%
Altria Group	2,710	192
Reynolds American	160	17
UST	290	12
		221

Total Consumer Staples		1,416

ENERGY 9.6%

Energy Equipment & Services 1.9%
Baker Hughes	470	32
BJ Services	360	13
Halliburton	700	51
Nabors Industries (1)	180	13
National Oilwell Varco (1)	200	13
Noble Drilling	160	13
Rowan	140	6
Schlumberger	730	92
Transocean (1)	460	37
Weatherford International (1)	400	18
		288
Oil, Gas & Consumable Fuels 7.7%
Amerada Hess	90	13
Anadarko Petroleum	330	33
Apache	378	25
Burlington Resources	430	39
Chesapeake Energy	500	16
Chevron	2,890	167
ConocoPhillips	1,760	111
Devon Energy	600	37
El Paso Corporation	761	9
EOG Resources	340	24
ExxonMobil	7,750	472
Kerr-McGee	146	14
Kinder Morgan	150	14
Marathon Oil	419	32
Murphy Oil	200	10
Occidental Petroleum	570	53
Sunoco	180	14
Valero Energy	820	49
Williams Companies	730	16
XTO Energy	486	21
		1,169

Total Energy		1,457

FINANCIALS 20.6%

Capital Markets 3.3%
Ameriprise Financial	330	15
Bank of New York	980	35
Bear Stearns	130	18
Charles Schwab	1,330	23
E*TRADE Financial (1)	470	13
Federated Investors, Class B	160	6
Franklin Resources	210	20
Goldman Sachs	570	89
Janus Capital Group	300	7
Lehman Brothers	320	46
Mellon Financial	510	18
Merrill Lynch	1,150	91
Morgan Stanley	1,320	83
Northern Trust	190	10
State Street	460	28
		502
Commercial Banks 5.8%
AmSouth	370	10
Bank of America	5,962	271
BB&T	670	26
Comerica	190	11
Compass Bancshares	200	10
Fifth Third Bancorp	767	30
First Horizon National	160	7
Huntington Bancshares	320	8
KeyCorp	500	18
M & T Bank	110	13
Marshall & Ilsley	210	9
National City	810	28
North Fork Bancorporation	555	16
PNC Financial Services Group	370	25
Regions Financial	535	19
SunTrust	520	38
Synovus Financial	340	9
U.S. Bancorp	2,267	69
Wachovia	2,093	117
Wells Fargo	2,110	135
Zions Bancorp	140	12
		881
Consumer Finance 0.9%
American Express	1,550	81
Capital One Financial	370	30
SLM Corporation	510	27
		138
Diversified Financial Services 3.5%
CIT Group	300	16
Citigroup	6,460	305
JPMorgan Chase	4,383	183
Moody's	340	24
		528
Insurance 4.6%
ACE Limited	430	22
AFLAC	630	28
Allstate	870	45
Ambac	150	12
American International Group	3,271	216
Aon	450	19
Chubb	300	29
Cincinnati Financial	197	8
Genworth Financial, Class A	500	17
Hartford Financial Services	380	31
Jefferson Pilot	165	9
Lincoln National	180	10
Loews	190	19
Marsh & McLennan	650	19
MBIA	165	10
MetLife	910	44
Principal Financial Group	350	17
Progressive Corporation	230	24
Prudential Financial	660	50
SAFECO	170	9
St. Paul Travelers Companies	868	36
Torchmark	140	8
UnumProvident	350	7
XL Capital	180	12
		701
Real Estate 0.9%
Apartment Investment & Management, Class A, REIT	150	7
Archstone-Smith Trust, REIT	300	15
Boston Properties, REIT	100	9
Equity Office Properties, REIT	490	17
Equity Residential, REIT	320	15
Kimco Realty, REIT	200	8
Plum Creek Timber, REIT	170	6
ProLogis, REIT	300	16
Public Storage, REIT	100	8
Simon Property Group, REIT	200	17
Vornado Realty Trust, REIT	200	19
		137
Thrifts & Mortgage Finance 1.6%
Countrywide Credit	878	32
Fannie Mae	1,290	67
Freddie Mac	920	56
Golden West Financial	340	23
MGIC Investment	150	10
Sovereign Bancorp	500	11
Washington Mutual	1,271	54
		253

Total Financials		3,140

HEALTH CARE 12.6%

Biotechnology 1.4%
Amgen (1)	1,483	108
Applera	280	8
Biogen Idec (1)	463	22
Chiron (1)	190	9
Genzyme (1)	300	20
Gilead Sciences (1)	550	34
MedImmune (1)	310	11
		212
Health Care Equipment & Supplies 2.0%
Bausch & Lomb	30	2
Baxter International	840	33
Becton, Dickinson	330	20
Biomet	320	11
Boston Scientific (1)	780	18
C R Bard	140	9
Fisher Scientific (1)	160	11
Guidant	460	36
Hospira (1)	169	7
Medtronic	1,560	79
Millipore (1)	30	2
PerkinElmer	170	4
St. Jude Medical (1)	480	20
Stryker	390	17
Thermo Electron (1)	180	7
Waters Corporation (1)	140	6
Zimmer Holdings (1)	303	20
		302
Health Care Providers & Services 2.9%
Aetna	760	37
AmerisourceBergen	280	14
Cardinal Health	510	38
Caremark RX (1)	530	26
CIGNA	150	20
Coventry Health Care (1)	250	13
Express Scripts (1)	160	14
HCA	520	24
Health Management	300	6
Humana (1)	190	10
IMS Health	230	6
Laboratory Corporation of America (1)	200	12
Manor Care	130	6
McKesson	350	18
Medco (1)	365	21
Patterson Companies (1)	200	7
Quest Diagnostics	200	10
Tenet Healthcare (1)	615	5
UnitedHealth Group	1,720	96
WellPoint (1)	880	68
		451
Pharmaceuticals 6.3%
Abbott Laboratories	1,960	83
Allergan	160	17
Barr Pharmaceuticals (1)	100	6
Bristol Myers Squibb	2,540	62
Eli Lilly	1,420	79
Forest Laboratories (1)	460	21
Johnson & Johnson	3,818	226
King Pharmaceuticals (1)	323	6
Merck	2,800	99
Mylan Laboratories	300	7
Pfizer	9,374	234
Schering-Plough	1,840	35
Watson Pharmaceuticals (1)	150	4
Wyeth	1,720	83
		962

Total Health Care		1,927

INDUSTRIALS & BUSINESS SERVICES 11.3%

Aerospace & Defense 2.3%
Boeing	990	77
General Dynamics	500	32
Goodrich	170	7
Honeywell International	1,070	46
L-3 Communication	200	17
Lockheed Martin	410	31
Northrop Grumman	484	33
Raytheon	610	28
Rockwell Collins	190	11
United Technologies	1,250	72
		354
Air Freight & Logistics 1.0%
Fedex	360	40
Ryder System	40	2
UPS, Class B	1,420	113
		155
Airlines 0.1%
Southwest Airlines	880	16
		16
Building Products 0.2%
American Standard	290	13
Masco	500	16
		29
Commercial Services & Supplies 0.7%
Acco Brands (1)	18	—
Allied Waste Industries (1)	250	3
Avery Dennison	150	9
Cendant	1,280	22
Cintas	190	8
Deluxe	30	1
Equifax	170	6
PHH (1)	24	1
Pitney Bowes	320	14
R.R. Donnelley	300	10
Robert Half International	170	7
Waste Management	750	26
		107
Construction & Engineering 0.1%
Fluor	140	12
		12
Electrical Equipment 0.5%
American Power Conversion	180	4
Cooper Industries, Class A	150	13
Emerson Electric	500	42
Power-One (1)	50	—
Rockwell Automation	190	14
Thomas & Betts (1)	20	1
		74
Industrial Conglomerates 4.1%
3M	1,010	77
GE	13,400	466
Textron	160	15
Tyco International	2,575	69
		627
Machinery 1.4%
Caterpillar	840	60
Crane	20	1
Cummins Engine	20	2
Danaher	340	22
Deere	320	25
Dover	290	14
Eaton	160	12
Illinois Tool Works	260	25
Ingersoll-Rand, Class A	380	16
ITT Industries	200	11
Navistar (1)	120	3
PACCAR	197	14
Pall	160	5
Parker Hannifin	170	14
		224
Road & Rail 0.8%
Burlington Northern Santa Fe	480	40
CSX	290	17
Norfolk Southern	500	27
Union Pacific	360	34
		118
Trading Companies & Distributors 0.1%
W. W. Grainger	140	10
		10

Total Industrials & Business Services		1,726

INFORMATION TECHNOLOGY 15.5%

Communications Equipment 3.0%
ADC Telecommunications (1)	162	4
Andrew (1)	190	2
Avaya (1)	520	6
CIENA (1)	910	5
Cisco Systems (1)	7,840	170
Comverse Technology (1)	200	4
Corning (1)	1,960	53
JDS Uniphase (1)	2,340	10
Lucent Technologies (1)	5,540	17
Motorola	3,090	71
QUALCOMM	2,070	105
Tellabs (1)	510	8
		455
Computers & Peripherals 3.5%
Apple Computer (1)	1,080	68
Dell (1)	2,930	87
EMC (1)	2,960	40
Gateway (1)	360	1
Hewlett-Packard	3,557	117
IBM	1,980	163
Lexmark International (1)	150	7
NCR (1)	200	8
Network Appliance (1)	470	17
QLogic (1)	280	6
Sun Microsystems (1)	4,300	22
		536
Electronic Equipment & Instruments 0.3%
Agilent Technologies (1)	620	23
Jabil Circuit (1)	180	8
Molex	180	6
Sanmina-SCI (1)	760	3
Solectron (1)	1,260	5
Symbol Technologies	327	3
Tektronix	130	5
		53
Internet Software & Services 1.4%
eBay (1)	1,520	59
Google, Class A (1)	200	78
Monster Worldwide (1)	170	9
VeriSign (1)	300	7
Yahoo! (1)	1,650	53
		206
IT Services 1.0%
Affiliated Computer Services, Class A (1)	170	10
Automatic Data Processing	690	31
Computer Sciences (1)	190	10
Convergys (1)	160	3
Electronic Data Systems	620	17
First Data	1,005	47
Fiserv (1)	190	8
Paychex	470	20
Sabre Holdings	160	4
Unisys (1)	560	4
		154
Office Electronics 0.1%
Xerox (1)	1,150	18
		18
Semiconductor & Semiconductor Equipment 2.9%
Advanced Micro Devices (1)	560	19
Altera (1)	480	10
Analog Devices	470	18
Applied Materials	1,990	35
Applied Micro Circuits (1)	230	1
Broadcom, Class A (1)	510	22
Freescale Semiconductor, Class B (1)	520	14
Intel	7,520	146
KLA-Tencor	290	14
Linear Technology	460	16
LSI Logic (1)	470	5
Maxim Integrated Products	440	16
Micron Technology (1)	770	11
National Semiconductor	400	11
Novellus Systems (1)	160	4
NVIDIA (1)	180	10
PMC-Sierra (1)	290	4
Teradyne (1)	200	3
Texas Instruments	2,050	67
Xilinx	460	12
		438
Software 3.3%
Adobe Systems (1)	740	26
Autodesk (1)	300	11
BMC Software (1)	300	6
CA	590	16
Citrix Systems (1)	270	10
Compuware (1)	470	4
Electronic Arts (1)	340	19
Intuit (1)	200	11
Microsoft	11,270	307
Novell (1)	470	4
Oracle (1)	4,790	65
Parametric Technology (1)	96	1
Symantec (1)	1,473	25
		505

Total Information Technology		2,365

MATERIALS 3.1%

Chemicals 1.6%
Air Products and Chemicals	300	20
Ashland	40	3
Dow Chemical	1,328	54
DuPont	1,270	54
Eastman Chemical	130	7
Ecolab	210	8
Engelhard	160	6
Hercules (1)	140	2
International Flavors & Fragrances	130	4
Monsanto	340	29
PPG Industries	290	18
Praxair	440	24
Rohm & Haas	200	10
Sigma Aldrich	130	9
Tronox, Class B (1)	29	—
		248
Construction Materials 0.1%
Vulcan Materials	140	12
		12
Containers & Packaging 0.2%
Ball	140	6
Bemis	60	2
Pactiv (1)	160	4
Sealed Air	140	8
Temple-Inland	140	6
		26
Metals & Mining 0.8%
Alcoa	1,110	34
Allegheny Technologies	130	8
Freeport McMoRan Copper Gold	190	11
Newmont Mining	600	31
Nucor	160	17
Phelps Dodge	240	19
USX-U.S. Steel Group	160	10
Worthington Industries	30	1
		131
Paper & Forest Products 0.4%
International Paper	620	22
Louisiana Pacific	150	4
MeadWestvaco	208	6
Neenah Paper	7	—
Weyerhaeuser	350	25
		57
Total Materials		474
TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 2.4%
AT&T	4,891	132
BellSouth	2,310	80
Centurytel	150	6
Citizens Communications	440	6
Qwest Communications International (1)	1,930	13
Verizon Communications	3,740	128
		365
Wireless Telecommunication Services 0.8%
Alltel	510	33
Sprint Nextel	3,713	96
		129
Total Telecommunication Services		494
TRUSTS & MUTUAL FUNDS 0.8%
Trusts & Mutual Funds 0.8%
S&P Depository Receipts	900	117
Total Trusts & Mutual Funds		117
UTILITIES 3.1%
Electric Utilities 1.5%
Allegheny Energy (1)	170	6
American Electric Power	460	16
Cinergy	270	12
Edison International	440	18
Entergy	300	21
Exelon	810	43
FirstEnergy	453	22

FPL Group	500	20
Pinnacle West Capital	150	6
PPL	480	14
Progress Energy	320	14
Southern Company	950	31
		223
Gas Utilities 0.0%
NICOR	20	1
Peoples Energy	20	—
		1
Independent Power Producers & Energy Traders 0.6%
AES (1)	790	13
Constellation Energy Group	270	15
Duke Energy	1,140	33
Dynegy, Class A (1)	380	2
TXU	580	26
		89
Multi-Utilities 1.0%
Ameren	290	15
CenterPoint Energy	450	5
CMS Energy (1)	370	5
Consolidated Edison	300	13
Dominion Resources	410	28
DTE Energy	190	8
KeySpan	270	11
NiSource	300	6
PG&E	510	20
Public Service Enterprise	320	21
Sempra Energy	310	14
Teco Energy	190	3
Xcel Energy		400	7
			156
	Total Utilities		469
	Total Common Stocks (Cost $13,516)		15,103
	SHORT-TERM INVESTMENTS 2.0%
	Money Market Funds 1.8%
	T. Rowe Price Reserve Investment Fund, 4.71% (2)(3)	280,003	280
			280
	U.S. Treasury Obligations 0.2%
	U.S. Treasury Bills, 4.43%, 5/11/06 (4)	25,000	25
			25
	Total Short-Term Investments (Cost $305)		305
	Total Investments in Securities
	101.1% of Net Assets (Cost $13,821)		$15,408
†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company – see Note 4
(4)	All or a portion of this security is pledged to cover
	margin requirements on futures contracts at
	March 31, 2006
(5)	When-issued security
REIT	Real Estate Investment Trust

T. Rowe Price Equity Index 500 Portfolio

Open Futures Contracts at March 31, 2006 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 3 S&P E-Mini contracts,
$25 par of 4.43% U.S. Treasury Bills
pledged as initial margin	6/06	$195	$(1)
Net payments (receipts) of variation
margin to date			-
Variation margin receivable (payable)
on open futures contracts			$(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to match the performance of the Standard & Poor’s 500 Stock Index®. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $13,821,000. Net unrealized gain aggregated $1,586,000 at period-end, of which $1,877,000 related to appreciated investments and $291,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $2,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $280,000 and $305,000, respectively.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 12.2%
Hotels, Restaurants & Leisure 3.9%
Carnival	25,200	1,194
Harrah's Entertainment	13,400	1,045
International Game Technology	30,900	1,088
Marriott, Class A	10,500	720
McDonald's	11,700	402
Wynn Resorts (1)	18,900	1,452
		5,901
Household Durables 1.5%
Fortune Brands	4,700	379
Garmin	11,000	874
Harman International	8,300	922
		2,175
Internet & Catalog Retail 0.2%
Amazon.com (1)	6,400	234
		234
Media 2.3%
Grupo Televisa ADR	11,600	231
McGraw-Hill	7,600	438
Omnicom	4,390	366
Scripps, Class A	11,000	492
Time Warner	57,500	965
Viacom, Class B (1)	25,475	988
		3,480
Multiline Retail 2.5%
Kohl's (1)	36,600	1,940
Target	33,970	1,767
		3,707
Specialty Retail 1.8%
Best Buy	10,725	600
Home Depot	49,900	2,110
		2,710
Total Consumer Discretionary		18,207
CONSUMER STAPLES 4.8%
Beverages 1.0%
PepsiCo	25,610	1,480
		1,480
Food & Staples Retailing 2.4%
CVS	19,200	574
Sysco	24,900	798
Wal-Mart	46,760	2,209
		3,581
Household Products 1.4%
Procter & Gamble	38,085	2,194
		2,194
Total Consumer Staples		7,255
ENERGY 6.8%
Energy Equipment & Services 4.8%
Baker Hughes	21,470	1,469
Schlumberger	24,800	3,139
Smith International	44,900	1,749
Transocean (1)	9,800	787
		7,144
Oil, Gas & Consumable Fuels 2.0%
ExxonMobil	28,700	1,747
Murphy Oil	9,000	448
Total ADR	5,900	777
		2,972
Total Energy		10,116
FINANCIALS 20.6%

Capital Markets 11.4%
Ameriprise Financial	10,096	455
Charles Schwab	71,530	1,231
E*TRADE Financial (1)	43,100	1,163
Franklin Resources	17,100	1,612
Goldman Sachs	10,900	1,711
Legg Mason	14,500	1,817
Mellon Financial	12,790	455
Merrill Lynch	24,000	1,890
Morgan Stanley	6,000	377
Northern Trust	20,700	1,087
State Street	45,000	2,719
TD Ameritrade Holding	42,500	887
UBS (CHF)	15,500	1,704
		17,108
Commercial Banks 0.8%
Wells Fargo	19,340	1,235
		1,235
Consumer Finance 2.5%
American Express	39,880	2,096
SLM Corporation	31,800	1,651
		3,747
Diversified Financial Services 2.1%
Chicago Mercantile Exchange Holdings	600	269
Citigroup	59,330	2,802
		3,071
Insurance 3.8%
AFLAC	3,200	145
American International Group	42,310	2,796
Hartford Financial Services	14,800	1,192
Marsh & McLennan	29,200	857
Prudential Financial	8,500	645
		5,635

Total Financials		30,796

HEALTH CARE 17.2%

Biotechnology 3.7%
Amgen (1)	30,000	2,183
Genentech (1)	19,600	1,656
Gilead Sciences (1)	27,900	1,736
		5,575
Health Care Equipment & Supplies 2.5%
Alcon	2,500	261
Medtronic	33,940	1,722
St. Jude Medical (1)	22,500	922
Stryker	18,600	825
		3,730
Health Care Providers & Services 7.4%
Aetna	9,600	472
Cardinal Health	11,700	872
Caremark RX (1)	35,200	1,731
Humana (1)	7,100	374
Quest Diagnostics	20,800	1,067
UnitedHealth Group	87,400	4,882
WellPoint (1)	22,200	1,719
		11,117
Pharmaceuticals 3.6%
Johnson & Johnson	18,100	1,072
Novartis (CHF)	13,600	757
Pfizer	48,048	1,197
Roche Holding (CHF)	3,200	477
Sepracor (1)	12,700	620
Teva Pharmaceutical ADR	6,700	276
Wyeth	19,500	946
		5,345
Total Health Care		25,767
INDUSTRIALS & BUSINESS SERVICES 9.8%
Aerospace & Defense 2.0%
General Dynamics	16,200	1,037
Honeywell International	26,800	1,146
Lockheed Martin	600	45
Rockwell Collins	8,100	456
United Technologies	4,400	255
		2,939
Air Freight & Logistics 0.3%
UPS, Class B	5,900	468
		468
Commercial Services & Supplies 0.2%
Cintas	8,800	375
		375
Industrial Conglomerates 3.6%
GE	156,170	5,432
		5,432
Machinery 3.5%
Danaher	54,000	3,432
Deere	10,900	861
Illinois Tool Works	9,200	886
		5,179
Road & Rail 0.2%
Union Pacific	2,600	243
		243
Total Industrials & Business Services		14,636
INFORMATION TECHNOLOGY 23.6%

Communications Equipment 4.5%
Cisco Systems (1)	94,650	2,051
Corning (1)	44,000	1,184
Juniper Networks (1)	35,200	673
LM Ericsson (SEK)	85,000	324
Nokia ADR	71,500	1,481
QUALCOMM	21,000	1,063
		6,776
Computers & Peripherals 2.4%
Dell (1)	74,030	2,203
EMC (1)	96,000	1,309
		3,512
Internet Software & Services 3.5%
eBay (1)	26,000	1,016
Google, Class A (1)	5,900	2,301
IAC/InterActiveCorp (1)	11,000	324
Monster Worldwide (1)	3,200	159
Yahoo! (1)	45,000	1,452
		5,252
IT Services 2.5%
Accenture, Class A	17,700	532
Automatic Data Processing	34,900	1,594
First Data	25,880	1,212
Paychex	8,400	350
		3,688
Semiconductor & Semiconductor Equipment 5.8%
Analog Devices	30,000	1,149
Applied Materials	24,900	436
Intel	31,700	613
Linear Technology	27,000	947
Marvell Technology Group (1)	22,500	1,217
Maxim Integrated Products	51,900	1,928
Texas Instruments	35,900	1,166
Xilinx	48,140	1,226
		8,682
Software 4.9%
Adobe Systems (1)	19,000	664
Intuit (1)	14,000	745
Microsoft	173,920	4,732
Oracle (1)	91,400	1,251
		7,392
Total Information Technology		35,302
MATERIALS 1.8%
Chemicals 1.1%
Monsanto	18,700	1,585
		1,585
Metals & Mining 0.7%
BHP Billiton (AUD)	36,600	734
Nucor	3,300	346
		1,080
Total Materials		2,665
TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 0.5%
Telus (Non-voting shares)	21,000	813
		813
Wireless Telecommunication Services 1.6%
America Movil ADR, Series L	28,900	990
American Tower Systems, Class A (1)	28,400	861
NII Holdings, Class B (1)	300	18
Rogers Communications, Class B		12,400	473
			2,342
Total Telecommunication Services			3,155

Total Common Stocks (Cost $127,705)			147,899

SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Reserve Investment Fund, 4.71% (2)(3)		2,994,292	2,994
Total Short-Term Investments (Cost $2,994)			2,994

Total Investments in Securities
100.9% of Net Assets (Cost $130,699)			$150,893
†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company – see Note 3
(3)	Seven-day yield
ADR	American Depository Receipts
AUD	Australian Dollar
CHF	Swiss Franc
SEK	Swedish Krona
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth. Income is a secondary objective. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $130,699,000. Net unrealized gain aggregated $20,194,000 at period-end, of which $22,166,000 related to appreciated investments and $1,972,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $19,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $2,994,000 and $1,956,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006